GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 9.2%
Aerospace & Defense – 0.1%
564	Airbus SE	$ 74,067
291	Axon Enterprise, Inc.*	56,137
14,087	BAE Systems PLC	162,811
482	Dassault Aviation SA	81,757
1,168	General Dynamics Corp.	238,482
411	HEICO Corp.	63,532
413	HEICO Corp. Class A	50,324
1,597	Howmet Aerospace, Inc.	68,272
822	Huntington Ingalls Industries, Inc.	165,534
1,317	Kongsberg Gruppen ASA	52,787
698	L3Harris Technologies, Inc.	122,792
621	Lockheed Martin Corp.	275,730
290	Northrop Grumman Corp.	126,292
2,462	Raytheon Technologies Corp.	226,849
212	Rheinmetall AG	53,706
10,238	Rolls-Royce Holdings PLC*	18,290
546	Safran SA	79,304
7,753	Singapore Technologies Engineering Ltd.	20,983
4,106	Textron, Inc.	254,038
732	Thales SA	102,029
795	The Boeing Co.*	163,532
109	TransDigm Group, Inc.	84,328

		2,541,576

Air Freight & Logistics – 0.1%
1,714	C.H. Robinson Worldwide, Inc.	162,041
10,499	Deutsche Post AG	473,440
573	DSV A/S	110,795
1,139	Expeditors International of Washington, Inc.	125,643
1,160	FedEx Corp.	252,857
385	NIPPON EXPRESS HOLDINGS, Inc.	21,587
1,410	United Parcel Service, Inc. Class B	235,470
1,555	Yamato Holdings Co. Ltd.	28,446

		1,410,279

Automobile Components – 0.0%
255	Aptiv PLC*	22,460
3,257	BorgWarner, Inc.	144,383
1,614	Bridgestone Corp.	65,615
960	Cie Generale des Etablissements Michelin SCA	27,394
127	Lear Corp.	15,578
3,906	Sumitomo Electric Industries Ltd.	46,236
3,360	Valeo SA	64,660

		386,326

Shares	Description	Value

Common Stocks – (continued)
Automobiles – 0.1%
1,216	Bayerische Motoren Werke AG	$ 132,611
341	Ferrari NV	97,609
7,160	Ford Motor Co.	85,920
763	General Motors Co.	24,729
9,361	Honda Motor Co. Ltd.	266,365
5,002	Isuzu Motors Ltd.	58,017
13,192	Mazda Motor Corp.	111,913
2,524	Mercedes-Benz Group AG	188,678
16,135	Nissan Motor Co. Ltd.	60,093
1,983	Renault SA	66,604
8,889	Stellantis NV	135,454
8,877	Subaru Corp.	152,260
4,941	Tesla, Inc.*	1,007,618
6,789	Toyota Motor Corp.	92,478
293	Volkswagen AG	44,341
13,635	Volvo Car AB Class B*	47,068
1,521	Yamaha Motor Co. Ltd.	37,420

		2,609,178

Banks – 0.4%
3,306	ABN AMRO Bank NV(a)	48,300
13,897	AIB Group PLC	57,449
7,704	ANZ Group Holdings Ltd.	114,594
15,667	Banco Bilbao Vizcaya Argentaria SA	103,006
41,561	Banco Santander SA	135,781
5,538	Bank Hapoalim BM	44,581
14,802	Bank Leumi Le-Israel BM	103,804
18,726	Bank of America Corp.	520,395
5,985	Bank of Ireland Group PLC	56,557
1,831	Bank Of Montreal	152,711
355	Banque Cantonale Vaudoise	35,811
44,042	Barclays PLC	83,176
2,355	BNP Paribas SA	136,916
37,789	BOC Hong Kong Holdings Ltd.	112,145
15,305	CaixaBank SA	56,251
3,082	Canadian Imperial Bank of Commerce	127,071
6,137	Citigroup, Inc.	271,992
3,172	Citizens Financial Group, Inc.	81,774
4,901	Commerzbank AG*	49,577
3,112	Commonwealth Bank of Australia	195,629
5,383	Credit Agricole SA	61,880
3,416	Danske Bank A/S*	69,667
4,329	DBS Group Holdings Ltd.	96,927
2,734	DNB Bank ASA	45,800
1,994	Erste Group Bank AG	64,775
2,099	Fifth Third Bancorp	50,943
1,688	FinecoBank Banca Fineco SpA	22,549
73	First Citizens BancShares, Inc. Class A	91,046

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,235	First Horizon Corp.	$ 12,733
1,949	Hang Seng Bank Ltd.	26,094
36,093	HSBC Holdings PLC	264,537
3,871	Huntington Bancshares, Inc.	39,910
8,045	ING Groep NV*	99,123
21,803	Intesa Sanpaolo SpA	50,636
10,673	Israel Discount Bank Ltd. Class A	51,418
6,666	Japan Post Bank Co. Ltd.	49,766
9,358	JPMorgan Chase & Co.	1,269,974
381	KBC Group NV	25,031
4,430	KeyCorp.	41,376
188,358	Lloyds Banking Group PLC	103,779
369	M&T Bank Corp.	43,970
3,912	Mediobanca Banca di Credito Finanziario SpA	43,242
28,900	Mitsubishi UFJ Financial Group, Inc.	192,179
2,319	Mizrahi Tefahot Bank Ltd.	74,405
9,039	Mizuho Financial Group, Inc.	132,872
6,802	National Australia Bank Ltd.	114,565
2,335	National Bank of Canada	167,398
7,425	NatWest Group PLC	24,058
10,017	Nordea Bank Abp	98,881
26,306	Oversea-Chinese Banking Corp. Ltd.	238,466
3,854	Regions Financial Corp.	66,559
13,591	Resona Holdings, Inc.	61,652
4,048	Royal Bank of Canada	362,098
5,373	Shizuoka Financial Group, Inc.	39,469
5,390	Skandinaviska Enskilda Banken AB Class A	56,580
2,298	Societe Generale SA	53,498
8,661	Standard Chartered PLC	68,255
6,587	Sumitomo Mitsui Financial Group, Inc.	267,311
1,849	Sumitomo Mitsui Trust Holdings, Inc.	65,148
7,513	Svenska Handelsbanken AB Class A	59,482
4,504	Swedbank AB Class A	69,196
2,913	The Bank of Nova Scotia	140,704
5,690	The Chiba Bank Ltd.	35,500
751	The PNC Financial Services Group, Inc.	86,988
5,114	The Toronto-Dominion Bank	289,473
3,703	Truist Financial Corp.	112,830
3,100	U.S. Bancorp	92,690
1,871	UniCredit SpA	36,077
5,366	United Overseas Bank Ltd.	110,866
9,035	Wells Fargo & Co.	359,683
8,485	Westpac Banking Corp.	113,900

		8,703,479

Shares	Description	Value

Common Stocks – (continued)
Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	$ 107,170
3,068	Asahi Group Holdings Ltd.	119,007
1,373	Brown-Forman Corp. Class B	84,810
433	Carlsberg A/S Class B	65,385
2,126	Coca-Cola Europacific Partners PLC	132,641
1,501	Coca-Cola HBC AG*	44,592
549	Constellation Brands, Inc. Class A	133,391
2,991	Davide Campari-Milano NV	39,135
3,463	Diageo PLC	143,966
1,900	Heineken Holding NV	161,700
440	Heineken NV	44,518
2,945	Keurig Dr Pepper, Inc.	91,648
4,412	Kirin Holdings Co. Ltd.	65,849
6,953	Molson Coors Beverage Co. Class B	430,043
4,774	Monster Beverage Corp.*	279,852
4,518	PepsiCo, Inc.	823,857
316	Pernod Ricard SA	68,452
186	Remy Cointreau SA	28,680
2,191	Suntory Beverage & Food Ltd.	80,589
6,581	The Coca-Cola Co.	392,622
5,431	Treasury Wine Estates Ltd.	41,034

		3,378,941

Biotechnology – 0.2%
5,675	AbbVie, Inc.	782,923
956	Amgen, Inc.	210,941
139	Argenx SE*	54,141
1,261	Biogen, Inc.*	373,773
670	BioMarin Pharmaceutical, Inc.*	58,250
672	CSL Ltd.	133,833
220	Genmab A/S*	86,604
4,994	Gilead Sciences, Inc.	384,238
693	Horizon Therapeutics PLC*	69,321
3,263	Incyte Corp.*	200,838
1,709	Moderna, Inc.*	218,256
536	Neurocrine Biosciences, Inc.*	47,988
379	Regeneron Pharmaceuticals, Inc.*	278,777
743	Seagen, Inc.*	145,405
2,602	Swedish Orphan Biovitrum AB*	52,349
220	United Therapeutics Corp.*	46,143
1,224	Vertex Pharmaceuticals, Inc.*	396,050

		3,539,830

Broadline Retail – 0.2%
26,260	Amazon.com, Inc.*	3,166,431
187	Canadian Tire Corp. Ltd. Class A	22,462
3,134	Dollarama, Inc.	190,649

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
4,036	eBay, Inc.	$ 171,691
1,454	Etsy, Inc.*	117,847
55	MercadoLibre, Inc.*	68,145
2,430	Next PLC	192,255
1,048	Pan Pacific International Holdings Corp.	17,863
545	Prosus NV*	35,918
7,446	Wesfarmers Ltd.	230,536

		4,213,797

Building Products – 0.1%
1,336	A.O. Smith Corp.	85,424
900	AGC, Inc.	32,782
357	Allegion PLC	37,392
1,075	Assa Abloy AB Class B	23,907
2,331	Builders FirstSource, Inc.*	270,279
369	Carlisle Cos., Inc.	78,390
1,565	Carrier Global Corp.	64,009
3,299	Cie de Saint-Gobain	183,208
101	Daikin Industries Ltd.	19,166
1,447	Fortune Brands Innovations, Inc.	87,471
161	Geberit AG	85,418
1,134	Johnson Controls International PLC	67,700
365	Kingspan Group PLC	24,299
709	Lennox International, Inc.	195,337
5,174	Masco Corp.	250,008
3,571	Nibe Industrier AB Class B	34,172
2,939	Owens Corning	312,504
304	ROCKWOOL A/S Class B	72,626
522	Trane Technologies PLC	85,206
23,243	Xinyi Glass Holdings Ltd.	34,390

		2,043,688

Capital Markets – 0.2%
5,411	3i Group PLC	132,001
18,543	Abrdn PLC	45,949
769	Ameriprise Financial, Inc.	229,523
278	Ares Management Corp. Class A	24,211
700	ASX Ltd.	30,683
205	BlackRock, Inc.	134,798
351	Blackstone, Inc.	30,060
813	Brookfield Asset Management Ltd. Class A	24,854
494	Brookfield Corp.	14,836
629	Cboe Global Markets, Inc.	83,292
526	CME Group, Inc.	94,023
7,380	Daiwa Securities Group, Inc.	33,468
14,552	Deutsche Bank AG	148,163
505	Deutsche Boerse AG	87,347
320	Euronext NV(a)	21,352
638	FactSet Research Systems, Inc.	245,560

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
4,434	Franklin Resources, Inc.	$ 106,460
14,175	Hargreaves Lansdown PLC	141,523
2,318	Hong Kong Exchanges & Clearing Ltd.	84,890
1,077	IGM Financial, Inc.	31,640
835	Intercontinental Exchange, Inc.	88,468
12,980	Invesco Ltd.	186,652
372	KKR & Co., Inc.	19,154
788	London Stock Exchange Group PLC	84,004
372	LPL Financial Holdings, Inc.	72,458
888	Macquarie Group Ltd.	98,494
90	MarketAxess Holdings, Inc.	24,517
1,373	Moody’s Corp.	435,076
4,469	Morgan Stanley	365,385
122	MSCI, Inc.	57,405
1,831	Nasdaq, Inc.	101,346
4,853	Nomura Holdings, Inc.	17,056
1,353	Northern Trust Corp.	97,308
148	Partners Group Holding AG	133,798
1,351	Raymond James Financial, Inc.	122,063
278	S&P Global, Inc.	102,146
1,726	SBI Holdings, Inc.	32,266
3,794	Schroders PLC	21,545
1,766	SEI Investments Co.	99,920
27,688	Singapore Exchange Ltd.	189,871
1,810	St. James’s Place PLC	25,201
2,114	State Street Corp.	143,794
917	T. Rowe Price Group, Inc.	98,266
4,025	The Bank of New York Mellon Corp.	161,805
4,392	The Carlyle Group, Inc.	120,385
2,522	The Charles Schwab Corp.	132,884
395	TMX Group Ltd.	42,995
668	Tradeweb Markets, Inc. Class A	44,723
9,955	UBS Group AG*	189,795

		5,053,413

Chemicals – 0.1%
866	Air Liquide SA	145,101
469	Air Products & Chemicals, Inc.	126,227
404	Akzo Nobel NV	30,453
185	Albemarle Corp.	35,803
609	Arkema SA	53,196
770	BASF SE	36,620
750	Celanese Corp.	78,015
1,220	CF Industries Holdings, Inc.	75,042
1,493	Corteva, Inc.	79,860
218	Croda International PLC	16,547
3,049	Dow, Inc.	148,730
194	DSM-Firmenich AG*	21,574

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,181	DuPont de Nemours, Inc.	$ 79,351
229	Eastman Chemical Co.	17,654
307	Ecolab, Inc.	50,670
52	EMS-Chemie Holding AG	40,316
838	Evonik Industries AG*	16,832
410	FMC Corp.	42,673
11	Givaudan SA	36,256
8,551	ICL Group Ltd. Class G	46,560
155	International Flavors & Fragrances, Inc.	11,980
803	Linde PLC	283,989
345	LyondellBasell Industries NV Class A	29,511
12,636	Mitsubishi Chemical Group Corp.	70,823
2,221	Nippon Sanso Holdings Corp.	45,419
264	Nitto Denko Corp.	18,772
898	Novozymes A/S Class B	43,401
1,919	Nutrien Ltd.	101,103
2,705	OCI NV	60,039
309	PPG Industries, Inc.	40,569
831	RPM International, Inc.	66,305
1,775	Shin-Etsu Chemical Co. Ltd.	54,646
82	Sika AG	22,437
1,117	Solvay SA	116,866
8,369	Sumitomo Chemical Co. Ltd.	24,921
309	Symrise AG	33,092
4,568	The Mosaic Co.	145,993
870	The Sherwin-Williams Co.	198,169
3,634	Toray Industries, Inc.	19,169
1,830	Tosoh Corp.	21,023
940	Westlake Chemical Corp.	97,713
1,133	Yara International ASA	42,339

		2,725,759

Commerical Services & Supplies – 0.1%
5,779	Brambles Ltd.	51,597
603	Cintas Corp.	284,700
1,310	Copart, Inc.*	114,743
7,952	Rentokil Initial PLC	63,255
1,120	Republic Services, Inc.	158,626
8,494	Rollins, Inc.	333,984
820	Secom Co. Ltd.	53,703
9,268	Securitas AB Class B	68,492
2,998	Toppan, Inc.	64,045
1,057	Waste Connections, Inc.	144,439
1,164	Waste Management, Inc.	188,475

		1,526,059

Communications Equipment – 0.1%
1,021	Arista Networks, Inc.*	169,833
11,679	Cisco Systems, Inc.	580,096
707	F5, Inc.*	104,339
3,543	Juniper Networks, Inc.	107,601
679	Motorola Solutions, Inc.	191,424

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
14,930	Nokia Oyj	$ 60,398
6,541	Telefonaktiebolaget LM Ericsson Class B	33,822

		1,247,513

Construction & Engineering – 0.1%
3,523	ACS Actividades de Construccion y Servicios SA	117,566
845	AECOM	65,952
1,509	Bouygues SA	48,415
1,810	Eiffage SA	193,295
2,377	Ferrovial SA	73,752
2,821	Kajima Corp.	39,491
7,916	Obayashi Corp.	63,704
299	Quanta Services, Inc.	53,096
5,255	Shimizu Corp.	31,825
2,676	Taisei Corp.	85,031
2,066	Vinci SA	235,353
3,004	WSP Global, Inc.	372,275

		1,379,755

Construction Materials – 0.0%
1,728	CRH PLC	81,774
1,364	Heidelberg Materials AG	97,848
3,249	Holcim AG*	200,736
2,086	James Hardie Industries PLC*	51,335
112	Martin Marietta Materials, Inc.	44,580
244	Vulcan Materials Co.	47,702

		523,975

Consumer Finance – 0.1%
7,893	Ally Financial, Inc.	210,506
1,675	American Express Co.	265,588
2,508	Capital One Financial Corp.	261,359
1,855	Discover Financial Services	190,583
1	Isracard Ltd.	3
6,642	Synchrony Financial	205,636

		1,133,675

Consumer Staples Distribution & Retail – 0.4%
3,129	Aeon Co. Ltd.	61,884
9,349	Albertsons Cos., Inc. Class A	190,346
3,664	Alimentation Couche-Tard, Inc.	177,410
10,877	Carrefour SA	200,185
19,625	Coles Group Ltd.	229,325
1,413	Costco Wholesale Corp.	722,834
1,125	Dollar General Corp.	226,226
1,919	Dollar Tree, Inc.*	258,835
11,664	Empire Co. Ltd. Class A	297,464
9,350	Endeavour Group Ltd.	37,485
1,837	George Weston Ltd.	216,083
7,166	HelloFresh SE*	171,237
75,786	J Sainsbury PLC	255,403

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
12,449	Jeronimo Martins SGPS SA	$ 300,848
925	Kesko Oyj Class B	17,513
14,743	Koninklijke Ahold Delhaize NV	467,388
3,797	Loblaw Cos. Ltd.	331,982
1,366	MatsukiyoCocokara & Co.	73,121
1,273	Metro, Inc.	66,965
4,224	Seven & i Holdings Co. Ltd.	176,826
3,469	Sysco Corp.	242,657
2,489	Target Corp.	325,885
62,479	Tesco PLC	203,020
13,204	The Kroger Co.	598,537
4,897	Walgreens Boots Alliance, Inc.	148,722
6,282	Walmart, Inc.	922,637
8,728	Welcia Holdings Co. Ltd.	184,334
10,486	Woolworths Group Ltd.	255,796

		7,360,948

Containers & Packaging – 0.0%
4,842	Amcor PLC	46,677
290	Avery Dennison Corp.	46,728
268	Ball Corp.	13,711
591	CCL Industries, Inc. Class B	27,536
3,364	International Paper Co.	99,036
296	Packaging Corp. of America	36,713
672	Sealed Air Corp.	25,435
923	Smurfit Kappa Group PLC	32,887
5,180	Westrock Co.	145,092

		473,815

Distributors – 0.0%
257	D’ieteren Group	44,463
2,228	Genuine Parts Co.	331,816
6,659	LKQ Corp.	351,262
644	Pool Corp.	203,652

		931,193

Diversified Consumer Services – 0.0%
3,676	IDP Education Ltd.	52,116
2,938	Pearson PLC	29,151

		81,267

Diversified REITs – 0.0%
15	Daiwa House REIT Investment Corp.	31,474
2,753	Land Securities Group PLC	20,683
26	Nomura Real Estate Master Fund, Inc.	30,563
5,994	Stockland	16,601
2,846	The British Land Co. PLC	12,178
9,861	The GPT Group	26,861
966	WP Carey, Inc.	67,002

		205,362

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.1%
20,074	AT&T, Inc.	$ 315,764
646	BCE, Inc.	29,143
7,991	BT Group PLC	14,597
427	Cellnex Telecom SA*(a)	17,304
11,714	Deutsche Telekom AG	259,882
1,015	Elisa Oyj	56,856
37,703	HKT Trust & HKT Ltd.	48,179
4,199	Infrastrutture Wireless Italiane SpA(a)	53,537
24,369	Koninklijke KPN NV	83,835
9,150	Liberty Global PLC Class C*	155,733
8,376	Liberty Global PLC Class A*	136,529
10,490	Nippon Telegraph & Telephone Corp.	298,028
7,333	Orange SA	87,580
31,550	Singapore Telecommunications Ltd.	58,401
25,800	Spark New Zealand Ltd.	80,078
134	Swisscom AG	84,889
25,384	Telefonica Deutschland Holding AG	71,570
37,820	Telefonica SA	161,066
3,393	Telenor ASA	34,890
32,052	Telia Co. AB	74,742
25,333	Telstra Group Ltd.	71,840
1,933	TELUS Corp.	36,624
8,704	Verizon Communications, Inc.	310,124

		2,541,191

Electric Utilities – 0.1%
174	Acciona SA	28,201
986	Alliant Energy Corp.	50,740
1,179	American Electric Power Co., Inc.	97,998
264	BKW AG	47,463
4,683	Chubu Electric Power Co., Inc.	55,941
3,877	CK Infrastructure Holdings Ltd.	21,442
3,420	CLP Holdings Ltd.	24,917
966	Constellation Energy Corp.	81,163
1,760	Duke Energy Corp.	157,150
1,262	Edison International	85,210
4,466	EDP - Energias de Portugal SA	21,816
216	Elia Group SA	26,141
688	Emera, Inc.	28,366
1,399	Endesa SA	30,338
5,906	Enel SpA	37,172
689	Entergy Corp.	67,660
1,289	Evergy, Inc.	74,569
578	Eversource Energy	40,015
3,192	Exelon Corp.	126,563
2,378	FirstEnergy Corp.	88,913
859	Fortis, Inc.	36,132

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
2,391	Hydro One Ltd.(a)	$ 68,146
13,096	Iberdrola SA	159,926
2,638	NextEra Energy, Inc.	193,788
5,144	NRG Energy, Inc.	173,816
5,232	Origin Energy Ltd.	28,352
4,230	PG&E Corp.*	71,656
7,944	Power Assets Holdings Ltd.	42,777
2,923	PPL Corp.	76,583
3,207	Red Electrica Corp. SA	54,385
3,352	SSE PLC	78,621
5,040	Terna - Rete Elettrica Nazionale	42,347
5,127	The Kansai Electric Power Co., Inc.	58,814
2,352	The Southern Co.	164,052
1,217	Xcel Energy, Inc.	79,458

		2,520,631

Electrical Equipment – 0.1%
1,873	ABB Ltd.	68,415
832	AMETEK, Inc.	120,698
881	Eaton Corp. PLC	154,968
1,065	Emerson Electric Co.	82,729
227	Hubbell, Inc.	64,118
614	Legrand SA*	58,202
4,146	Mitsubishi Electric Corp.	53,967
1,423	Prysmian SpA	52,927
223	Rockwell Automation, Inc.	62,128
668	Schneider Electric SE	115,563
2,661	Sensata Technologies Holding PLC	110,485
4,245	Siemens Energy AG*	107,982

		1,052,182

Electronic Equipment, Instruments & Components – 0.1%
1,711	Amphenol Corp. Class A	129,095
1,294	Arrow Electronics, Inc.*	163,872
496	Azbil Corp.	15,658
537	CDW Corp.	92,197
601	Cognex Corp.	33,031
2,163	Corning, Inc.	66,642
832	Halma PLC	24,970
640	Hamamatsu Photonics Kk Common Stock	32,532
1,560	Hexagon AB Class B	18,123
200	Hirose Electric Co. Ltd.	27,075
193	Keyence Corp.	93,562
1,440	Keysight Technologies, Inc.*	232,992
801	Kyocera Corp.	45,441
526	Murata Manufacturing Co. Ltd.	30,743
626	Omron Corp.	37,724
579	TE Connectivity Ltd.	70,916
182	Teledyne Technologies, Inc.*	70,734
665	Trimble, Inc.*	31,036

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,037	Yokogawa Electric Corp.	$ 19,527
391	Zebra Technologies Corp. Class A*	102,665

		1,338,535

Energy Equipment & Services – 0.0%
2,548	Baker Hughes Co.	69,433
2,273	Halliburton Co.	65,121
2,574	Schlumberger NV	110,244
4,196	Tenaris SA	52,088

		296,886

Entertainment – 0.1%
1,144	Activision Blizzard, Inc.*	91,749
27,581	Bollore SE	176,961
3,810	Capcom Co. Ltd.	148,520
835	Electronic Arts, Inc.	106,880
1,313	Liberty Media Corp.-Liberty Formula One Class C*	92,435
433	Live Nation Entertainment, Inc.*	34,614
655	Netflix, Inc.*	258,876
2,019	Nintendo Co. Ltd.	85,735
1,496	Square Enix Holdings Co. Ltd.	67,002
253	Take-Two Interactive Software, Inc.*	34,846
1,380	The Walt Disney Co.*	121,385
397	Toho Co. Ltd.	15,613
1,222	Universal Music Group NV	24,241
9,887	Warner Bros Discovery, Inc.*	111,525

		1,370,382

Financial Services – 0.2%
1,894	Apollo Global Management, Inc.	126,614
1,952	Berkshire Hathaway, Inc. Class B*	626,748
222	Block, Inc.*	13,407
1,132	Edenred	72,866
1,352	Element Fleet Management Corp.	20,507
9,066	Equitable Holdings, Inc.	222,480
2,013	Eurazeo SE	137,688
973	EXOR NV*	80,803
318	Fidelity National Information Services, Inc.	17,353
1,922	Fiserv, Inc.*	215,629
663	FleetCor Technologies, Inc.*	150,203
270	Global Payments, Inc.	26,376
342	Groupe Bruxelles Lambert NV	26,390
1,495	Industrivarden AB Class A	40,300
1,446	Industrivarden AB Class C	38,735
2,027	Investor AB Class A	41,802
3,902	Investor AB Class B	79,549

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
593	Jack Henry & Associates, Inc.	$ 90,664
442	L E Lundbergforetagen AB Class B	18,442
2,104	Mastercard, Inc. Class A	768,002
11,929	Mitsubishi HC Capital, Inc.	64,709
4,094	ORIX Corp.	69,591
545	PayPal Holdings, Inc.*	33,785
3,868	Visa, Inc. Class A	854,944
1,249	Wendel SE	131,772

		3,969,359

Food Products – 0.2%
3,853	Ajinomoto Co., Inc.	149,670
3,717	Archer-Daniels-Midland Co.	262,606
3,575	Associated British Foods PLC	81,302
16	Barry Callebaut AG	32,383
470	Bunge Ltd.	43,541
1,614	Campbell Soup Co.	81,588
4	Chocoladefabriken Lindt & Spruengli AG	47,934
2,947	Conagra Brands, Inc.	102,762
1,828	Danone SA	108,197
340	Darling Ingredients, Inc.*	21,549
3,865	General Mills, Inc.	325,278
1,685	Hormel Foods Corp.	64,451
3,735	JDE Peet’s NV	108,512
1,709	Kellogg Co.	114,110
253	Kerry Group PLC Class A	24,676
531	Kikkoman Corp.	31,284
993	Lamb Weston Holdings, Inc.	110,421
957	McCormick & Co., Inc.	82,044
1,292	MEIJI Holdings Co. Ltd.	28,992
3,221	Mondelez International, Inc. Class A	236,454
5,662	Nestle SA	671,152
3,633	Nisshin Seifun Group, Inc.	45,584
703	Nissin Foods Holdings Co. Ltd.	59,987
5,489	Orkla ASA	39,511
1,103	Saputo, Inc.	28,536
1,246	The Hershey Co.	323,586
1,203	The J.M. Smucker Co.	176,348
6,058	The Kraft Heinz Co.	231,537
3,643	Tyson Foods, Inc. Class A	184,481
255,035	WH Group Ltd.(a)	133,330
986	Yakult Honsha Co. Ltd.	64,050

		4,015,856

Gas Utilities – 0.0%
673	AltaGas Ltd.	11,413
5,034	APA Group	32,861
651	Atmos Energy Corp.	75,047
1,419	Enagas SA	27,114
22,723	Hong Kong & China Gas Co. Ltd.	20,502

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
3,019	Naturgy Energy Group SA	$ 86,168
1,474	Osaka Gas Co. Ltd.	23,368
8,515	Snam SpA	44,635
3,838	Tokyo Gas Co. Ltd.	81,768
8,248	UGI Corp.	230,697

		633,573

Ground Transportation – 0.1%
13,874	Aurizon Holdings Ltd.	32,114
988	Canadian National Railway Co.	111,398
1,212	Canadian Pacific Kansas City Ltd.	92,353
323	Central Japan Railway Co.	39,286
2,708	CSX Corp.	83,054
943	East Japan Railway Co.	51,985
1,964	Hankyu Hanshin Holdings, Inc.	62,402
264	J.B. Hunt Transport Services, Inc.	44,080
1,155	Keisei Electric Railway Co. Ltd.	44,282
2,734	Kintetsu Group Holdings Co. Ltd.	90,437
5,699	Knight-Swift Transportation Holdings, Inc.	313,388
7,486	MTR Corp. Ltd.	34,459
321	Norfolk Southern Corp.	66,826
376	Old Dominion Freight Line, Inc.*	116,725
182	TFI International, Inc.	19,172
2,306	Tobu Railway Co. Ltd.	60,323
3,455	Tokyu Corp.	44,619
890	Uber Technologies, Inc.*	33,758
381	U-Haul Holding Co.	17,636
533	Union Pacific Corp.	102,613
680	West Japan Railway Co.	28,479

		1,489,389

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	367,914
456	Alcon, Inc.	35,489
412	Align Technology, Inc.*	116,456
1,170	Asahi Intecc Co. Ltd.	22,295
1,106	Baxter International, Inc.	45,036
453	Becton Dickinson & Co.	109,517
1,057	BioMerieux	106,200
3,272	Boston Scientific Corp.*	168,443
405	Carl Zeiss Meditec AG	45,571
1,157	Cochlear Ltd.	183,109
904	Coloplast A/S Class B	114,072
1,736	Demant A/S*	66,090
884	DENTSPLY SIRONA, Inc.	31,930
824	Dexcom, Inc.*	96,622
3,017	Edwards Lifesciences Corp.*	254,122

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
626	EssilorLuxottica SA	$ 113,371
7,940	Fisher & Paykel Healthcare Corp. Ltd. Class C	110,884
888	GE HealthCare Technologies, Inc.	70,605
1,145	Getinge AB Class B	26,442
1,296	Hologic, Inc.*	102,241
2,216	Hoya Corp.	277,821
861	IDEXX Laboratories, Inc.*	400,167
90	Insulet Corp.*	24,683
468	Intuitive Surgical, Inc.*	144,069
377	Masimo Corp.*	61,014
1,250	Medtronic PLC	103,450
573	Novocure Ltd.*	41,147
6,374	Olympus Corp.	96,530
679	ResMed, Inc.	143,126
461	Siemens Healthineers AG(a)	26,179
2,611	Smith & Nephew PLC	39,119
221	Sonova Holding AG	56,758
230	STERIS PLC	45,993
1,190	Straumann Holding AG	174,833
593	Stryker Corp.	163,419
982	Sysmex Corp.	64,270
107	Teleflex, Inc.	25,118
705	Terumo Corp.	21,448
139	The Cooper Cos., Inc.	51,643
679	Zimmer Biomet Holdings, Inc.	86,464

		4,233,660

Health Care Providers & Services – 0.3%
1,617	AmerisourceBergen Corp.	275,133
1,787	Cardinal Health, Inc.	147,070
4,077	Centene Corp.*	254,446
6,061	CVS Health Corp.	412,330
1,483	DaVita, Inc.*	138,913
1,206	EBOS Group Ltd.	30,521
889	Elevance Health, Inc.	398,112
4,304	Fresenius Medical Care AG & Co. KGaA	184,243
5,486	Fresenius SE & Co. KGaA	150,438
706	HCA Healthcare, Inc.	186,518
3,162	Henry Schein, Inc.*	233,672
451	Humana, Inc.	226,343
1,128	Laboratory Corp. of America Holdings	239,734
1,166	McKesson Corp.	455,719
489	Molina Healthcare, Inc.*	133,937
1,559	Quest Diagnostics, Inc.	206,801
4,558	Sonic Healthcare Ltd.	104,247
1,735	The Cigna Group	429,256
2,930	UnitedHealth Group, Inc.	1,427,613
355	Universal Health Services, Inc. Class B	46,906

		5,681,952

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – 0.0%
1,441	Healthcare Realty Trust, Inc.	$ 26,817
1,184	Healthpeak Properties, Inc.	23,633
852	Ventas, Inc.	36,755
625	Welltower, Inc.	46,631

		133,836

Health Care Technology – 0.0%
580	Contra Abiomed, Inc.*(b)	591
524	M3, Inc.	11,631
313	Veeva Systems, Inc. Class A*	51,864

		64,086

Hotel & Resort REITs – 0.0%
4,826	Host Hotels & Resorts, Inc.	80,112

Hotels, Restaurants & Leisure – 0.2%
1,733	Aramark	68,419
1,836	Aristocrat Leisure Ltd.	44,342
128	Booking Holdings, Inc.*	321,123
882	Caesars Entertainment, Inc.*	36,171
43	Chipotle Mexican Grill, Inc.*	89,289
7,342	Compass Group PLC	201,201
577	Darden Restaurants, Inc.	91,466
534	Delivery Hero SE*(a)	20,054
929	Domino’s Pizza, Inc.	269,271
935	Entain PLC	15,413
219	Evolution AB	28,910
2,005	Expedia Group, Inc.*	191,899
174	Flutter Entertainment PLC*	34,174
4,171	Galaxy Entertainment Group Ltd.*	25,879
81,468	Genting Singapore Ltd.	60,823
528	Hilton Worldwide Holdings, Inc.	71,871
372	Hyatt Hotels Corp. Class A	39,983
811	InterContinental Hotels Group PLC	53,364
6,142	La Francaise des Jeux SAEM(a)	237,457
1,024	Las Vegas Sands Corp.*	56,453
472	Marriott International, Inc. Class A	79,197
1,395	McDonald’s Corp.	397,728
1,329	McDonald’s Holdings Co. Japan Ltd.	54,658
3,257	MGM Resorts International	127,968
2,565	Oriental Land Co. Ltd.	96,066
562	Restaurant Brands International, Inc.	40,803
6,879	Sands China Ltd.*	22,307
380	Sodexo SA	41,141
2,042	Starbucks Corp.	199,381
46,660	The Lottery Corp. Ltd.	150,992
119	Vail Resorts, Inc.	28,941
263	Wynn Resorts Ltd.	25,958

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,750	Yum! Brands, Inc.	$ 353,897

		3,576,599

Household Durables – 0.1%
2,034	Barratt Developments PLC	11,753
752	Berkeley Group Holdings PLC	36,807
622	D.R. Horton, Inc.	66,454
553	Garmin Ltd.	57,042
2,088	Lennar Corp. Class A	223,667
591	Mohawk Industries, Inc.*	54,396
29	NVR, Inc.*	161,072
8,232	Panasonic Holdings Corp.	85,981
1,859	PulteGroup, Inc.	122,843
833	SEB SA	78,579
3,473	Sekisui Chemical Co. Ltd.	47,869
3,862	Sekisui House Ltd.	75,374
837	Sony Group Corp.	78,494
14,283	Taylor Wimpey PLC	20,344
688	Whirlpool Corp.	88,951

		1,209,626

Household Products – 0.1%
987	Church & Dwight Co., Inc.	91,248
5,593	Colgate-Palmolive Co.	416,007
1,815	Essity AB Class B	48,334
749	Henkel AG & Co. KGaA	53,812
1,445	Kimberly-Clark Corp.	194,035
1,266	Reckitt Benckiser Group PLC	98,446
1,102	The Clorox Co.	174,315
5,628	The Procter & Gamble Co.	801,990
1,146	Unicharm Corp.	43,523

		1,921,710

Independent Power and Renewable Electricity Producers – 0.0%
700	Corp. ACCIONA Energias Renovables SA*	23,334
1,123	Northland Power, Inc.	24,636
920	RWE AG	38,527
2,133	The AES Corp.	42,105
4,953	Vistra Corp.	118,723

		247,325

Industrial Conglomerates – 0.1%
990	3M Co.	92,377
27,931	CK Hutchison Holdings Ltd.	168,387
1,951	DCC PLC	111,799
2,920	General Electric Co.	296,468
195	Hikari Tsushin, Inc.	28,141
3,116	Hitachi Ltd.	179,333
1,116	Honeywell International, Inc.	213,826
3,483	Jardine Matheson Holdings Ltd.	167,013
14,893	Keppel Corp. Ltd.	69,448
1,032	Siemens AG	169,829

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
2,773	Smiths Group PLC	$ 55,484

		1,552,105

Industrial REITs – 0.0%
21	GLP J-REIT	22,276
1,410	Goodman Group	17,989
13	Nippon Prologis REIT, Inc.	27,239
635	Prologis, Inc.	79,089

		146,593

Insurance – 0.4%
6,908	Admiral Group PLC	200,103
2,806	Aflac, Inc.	180,173
1,969	Ageas SA	78,772
11,216	AIA Group Ltd.	107,822
1,201	Allianz SE	257,192
658	American Financial Group, Inc.	73,874
3,888	American International Group, Inc.	205,403
677	Aon PLC Class A	208,712
3,046	Arch Capital Group Ltd.*	212,306
1,091	Arthur J. Gallagher & Co.	218,560
9,384	Assicurazioni Generali SpA	178,268
525	Assurant, Inc.	62,995
6,106	Aviva PLC	29,976
6,037	AXA SA	171,153
755	Baloise Holding AG	116,072
950	Brown & Brown, Inc.	59,213
1,222	Chubb Ltd.	227,048
429	Cincinnati Financial Corp.	41,398
2,532	Dai-ichi Life Holdings, Inc.	43,307
440	Erie Indemnity Co. Class A	94,204
412	Everest Re Group Ltd.	140,088
239	Fairfax Financial Holdings Ltd.	171,548
4,129	Fidelity National Financial, Inc.	140,964
4,181	Gjensidige Forsikring ASA	70,283
789	Globe Life, Inc.	81,409
4,402	Great-West Lifeco, Inc.	124,618
548	Hannover Rueck SE	117,466
211	Helvetia Holding AG	30,023
2,804	iA Financial Corp., Inc.	178,712
13,087	Insurance Australia Group Ltd.	44,134
739	Intact Financial Corp.	108,909
16,408	Japan Post Holdings Co. Ltd.	115,695
5,082	Japan Post Insurance Co. Ltd.	76,175
34,153	Legal & General Group PLC	97,075
2,527	Loews Corp.	141,512
7,202	Manulife Financial Corp.	133,429
49	Markel Group, Inc.*	64,422
1,749	Marsh & McLennan Cos., Inc.	302,892
17,262	Medibank Pvt. Ltd.	40,065

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,382	MetLife, Inc.	$ 167,578
1,693	MS&AD Insurance Group Holdings, Inc.	58,013
371	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	132,704
3,288	NN Group NV	118,622
5,366	Phoenix Group Holdings PLC	36,923
11,416	Poste Italiane SpA(a)	118,667
8,066	Power Corp. of Canada	208,795
2,665	Principal Financial Group, Inc.	174,451
740	Prudential Financial, Inc.	58,231
5,017	QBE Insurance Group Ltd.	47,581
2,160	Sampo Oyj Class A	99,404
1,102	Sompo Holdings, Inc.	44,799
2,152	Sun Life Financial, Inc.	104,231
11,150	Suncorp Group Ltd.	96,130
237	Swiss Life Holding AG	137,121
554	Swiss Re AG	55,537
455	Talanx AG	25,386
580	The Allstate Corp.	62,901
2,423	The Hartford Financial Services Group, Inc.	166,024
1,774	The Progressive Corp.	226,912
952	The Travelers Cos., Inc.	161,116
4,749	Tokio Marine Holdings, Inc.	106,315
1,794	Tryg A/S	40,835
1,121	W.R. Berkley Corp.	62,417
409	Willis Towers Watson PLC	89,510
358	Zurich Insurance Group AG	167,609

		7,713,782

Interactive Media & Services – 0.3%
17,540	Alphabet, Inc. Class C*	2,163,910
17,480	Alphabet, Inc. Class A*	2,147,768
35,790	Auto Trader Group PLC(a)	280,881
1,329	Match Group, Inc.*	45,850
7,425	Meta Platforms, Inc. Class A*	1,965,546
5,102	Pinterest, Inc. Class A*	122,142
1,110	REA Group Ltd.	99,158
184	Scout24 SE(a)	11,820

		6,837,075

IT Services – 0.2%
2,441	Accenture PLC Class A	746,751
2,649	Akamai Technologies, Inc.*	244,026
507	Bechtle AG	19,951
933	Capgemini SE	162,767
1,896	CGI, Inc.*	196,374
255	Cloudflare, Inc. Class A*	17,636
5,674	Cognizant Technology Solutions Corp. Class A	354,568
469	EPAM Systems, Inc.*	120,355
682	Fujitsu Ltd.	86,518

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
1,166	Gartner, Inc.*	$ 399,775
2,757	GoDaddy, Inc. Class A*	202,309
3,612	International Business Machines Corp.	464,467
725	Itochu Techno-Solutions Corp.	18,854
2,323	NEC Corp.	109,020
522	Otsuka Corp.	19,660
1,214	SCSK Corp.	19,199
631	Shopify, Inc. Class A*	36,103
138	Snowflake, Inc. Class A*	22,820
1,185	TIS, Inc.	33,163
1,206	VeriSign, Inc.*	269,324
545	Wix.com Ltd.*	41,540

		3,585,180

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	77,350
410	Hasbro, Inc.	24,334
170	Shimano, Inc.	26,648

		128,332

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	119,024
1,864	Avantor, Inc.*	37,168
53	Bio-Rad Laboratories, Inc. Class A*	19,788
222	Bio-Techne Corp.	18,157
340	Charles River Laboratories International, Inc.*	65,749
1,433	Danaher Corp.	329,046
692	Eurofins Scientific SE	45,727
79	Illumina, Inc.*	15,535
647	IQVIA Holdings, Inc.*	127,401
52	Lonza Group AG*	32,615
288	Mettler-Toledo International, Inc.*	380,699
1,504	QIAGEN NV*	68,119
982	Revvity, Inc.	113,244
222	Sartorius Stedim Biotech	58,523
868	Thermo Fisher Scientific, Inc.	441,343
844	Waters Corp.*	212,030
261	West Pharmaceutical Services, Inc.	87,338

		2,171,506

Machinery – 0.2%
1,239	Alfa Laval AB	44,637
1,314	Alstom SA	36,264
5,204	Atlas Copco AB Class A	76,127
2,470	Atlas Copco AB Class B	31,193
793	Caterpillar, Inc.	163,160
8,166	CNH Industrial NV	104,521
676	Cummins, Inc.	138,181
809	Daimler Truck Holding AG*	24,555

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
421	Deere & Co.	$ 145,658
659	Dover Corp.	87,865
1,651	Epiroc AB Class A	29,000
1,494	Epiroc AB Class B	22,619
1,547	Fortive Corp.	100,725
1,223	GEA Group AG	51,544
674	Graco, Inc.	51,554
616	Hoshizaki Corp.	22,119
399	IDEX Corp.	79,465
919	Illinois Tool Works, Inc.	201,013
1,224	Ingersoll Rand, Inc.	69,352
992	Knorr-Bremse AG	68,060
1,374	Komatsu Ltd.	32,242
444	Kone Oyj Class B	22,586
1,258	Kubota Corp.	17,296
4,985	Metso Oyj	54,651
3,451	MISUMI Group, Inc.	75,016
1,496	Mitsubishi Heavy Industries Ltd.	63,058
3,370	NGK Insulators Ltd.	40,608
337	Nordson Corp.	73,442
1,561	Otis Worldwide Corp.	124,115
1,391	PACCAR, Inc.	95,673
584	Parker-Hannifin Corp.	187,137
370	Pentair PLC	20,524
180	Rational AG	120,975
1,093	Sandvik AB	19,269
325	Schindler Holding AG	66,512
223,428	Seatrium Ltd.*	20,301
1,366	Snap-on, Inc.	339,943
119	Spirax-Sarco Engineering PLC	16,221
10,758	Techtronic Industries Co. Ltd.	99,628
585	The Toro Co.	57,231
262	Toyota Industries Corp.	16,156
98	VAT Group AG(a)	40,512
2,936	Volvo AB Class B	54,262
1,902	Volvo AB Class A	36,731
2,010	Westinghouse Air Brake Technologies Corp.	186,186
666	Xylem, Inc.	66,733

		3,494,620

Marine Transportation – 0.0%
77	AP Moller - Maersk A/S Class B	129,590
94	AP Moller - Maersk A/S Class A	158,132
898	Kawasaki Kisen Kaisha Ltd.	20,161
1,000	Kuehne & Nagel International AG	285,091
5,310	Mitsui OSK Lines Ltd.	120,761
6,555	Nippon Yusen KK	139,503

Shares	Description	Value

Common Stocks – (continued)
Marine Transportation – (continued)
44,150	SITC International Holdings Co. Ltd.	$ 76,698

		929,936

Media – 0.1%
340	Charter Communications, Inc. Class A*	110,891
11,597	Comcast Corp. Class A	456,342
13,388	CyberAgent, Inc.	94,773
2,322	Dentsu Group, Inc.	74,444
6,604	Fox Corp. Class A	206,045
6,825	Fox Corp. Class B	199,358
7,044	Hakuhodo DY Holdings, Inc.	73,697
2,332	Informa PLC	20,246
376	Liberty Broadband Corp. Class C*	27,862
5,337	Liberty Media Corp.-Liberty Formula One Class C*	149,223
11,049	News Corp. Class A	202,307
1,545	Omnicom Group, Inc.	136,254
1,842	Publicis Groupe SA	136,801
1,596	Quebecor, Inc. Class B	38,057
16,343	Sirius XM Holdings, Inc.	58,181
3,477	The Interpublic Group of Cos., Inc.	129,310
349	The Trade Desk, Inc. Class A*	24,458
4,356	Vivendi SE	38,699
5,555	WPP PLC	59,045

		2,235,993

Metals & Mining – 0.1%
1,898	Alcoa Corp.	60,204
7,927	ArcelorMittal SA	197,729
10,001	BHP Group Ltd.	273,658
14,919	BlueScope Steel Ltd.	179,925
7,443	Cleveland-Cliffs, Inc.*	103,309
1,595	First Quantum Minerals Ltd.	33,416
11,709	Fortescue Metals Group Ltd.	146,614
1,467	Freeport-McMoRan, Inc.	50,377
37,566	Glencore PLC	192,118
4,426	IGO Ltd.	41,105
3,667	JFE Holdings, Inc.	45,305
1,122	Mineral Resources Ltd.	51,683
332	Newmont Corp.	13,463
3,024	Nippon Steel Corp.	58,875
13,146	Norsk Hydro ASA	79,564
3,342	Northern Star Resources Ltd.	28,263
2,290	Nucor Corp.	302,417
20,212	Pilbara Minerals Ltd.	57,943
184	Reliance Steel & Aluminum Co.	43,181
1,336	Rio Tinto Ltd.	93,098
874	Rio Tinto PLC	51,646
55,641	South32 Ltd.	142,249
1,884	Steel Dynamics, Inc.	173,140

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
1,873	Teck Resources Ltd. Class B	$ 73,112

		2,492,394

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
4,795	Annaly Capital Management, Inc.	90,530

Multi-Utilities – 0.1%
879	Ameren Corp.	71,261
1,051	Canadian Utilities Ltd. Class A	28,220
3,338	CenterPoint Energy, Inc.	94,165
14,209	Centrica PLC	20,831
890	CMS Energy Corp.	51,602
982	Consolidated Edison, Inc.	91,621
1,390	Dominion Energy, Inc.	69,889
697	DTE Energy Co.	74,997
4,056	E.ON SE	49,172
6,753	Engie SA	101,542
5,697	National Grid PLC	78,489
2,108	NiSource, Inc.	56,684
1,180	Public Service Enterprise Group, Inc.	70,505
783	Sempra Energy	112,384
1,431	Veolia Environnement SA	42,248
818	WEC Energy Group, Inc.	71,452

		1,085,062

Office REITs – 0.0%
325	Alexandria Real Estate Equities, Inc.	36,875
629	Boston Properties, Inc.	30,613
6,711	Dexus	35,831
6	Japan Real Estate Investment Corp.	22,810
6	Nippon Building Fund, Inc.	24,015

		150,144

Oil, Gas & Consumable Fuels – 0.3%
1,678	Aker BP ASA	36,380
1,738	Ampol Ltd.	35,504
1,948	Apa Corp.	61,907
6,150	ARC Resources Ltd.	74,117
55,692	BP PLC	312,879
1,322	Cameco Corp.	36,802
2,926	Canadian Natural Resources Ltd.	157,627
11,409	Cenovus Energy, Inc.	182,292
936	Cheniere Energy, Inc.	130,825
590	Chesapeake Energy Corp.	44,398
4,111	Chevron Corp.	619,199
3,217	ConocoPhillips	319,448
2,305	Coterra Energy, Inc.	53,591
1,718	Devon Energy Corp.	79,200
630	Diamondback Energy, Inc.	80,105
1,896	Enbridge, Inc.	66,748

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
8,131	ENEOS Holdings, Inc.	$ 27,005
12,499	Eni SpA	166,321
1,245	EOG Resources, Inc.	133,576
3,085	EQT Corp.	107,265
4,815	Equinor ASA	122,219
9,758	Exxon Mobil Corp.	997,072
701	Hess Corp.	88,796
508	HF Sinclair Corp.	21,052
3,549	Imperial Oil Ltd.	161,097
15,883	Inpex Corp.	166,890
11,859	Kinder Morgan, Inc. Class A	191,048
3,849	Marathon Oil Corp.	85,294
2,580	Marathon Petroleum Corp.	270,668
4,774	Occidental Petroleum Corp.	275,269
2,142	OMV AG	95,680
1,413	ONEOK, Inc.	80,061
585	Ovintiv, Inc.	19,346
1,692	Pembina Pipeline Corp.	51,227
1,270	Phillips 66	116,345
391	Pioneer Natural Resources Co.	77,981
10,327	Repsol SA	139,956
18,992	Santos Ltd.	89,903
20,750	Shell PLC	570,479
2,128	Suncor Energy, Inc.	59,615
1,136	Targa Resources Corp.	77,305
738	TC Energy Corp.	28,726
25	Texas Pacific Land Corp.	32,593
2,371	The Williams Cos., Inc.	67,953
4,690	TotalEnergies SE	264,660
1,233	Tourmaline Oil Corp.	51,545
1,479	Valero Energy Corp.	158,312
1,747	Washington H Soul Pattinson & Co. Ltd.	36,478
2,801	Woodside Energy Group Ltd.	61,978

		7,184,737

Paper & Forest Products – 0.0%
475	Holmen AB Class B	18,001
3,808	Mondi PLC	59,031
5,690	Oji Holdings Corp.	21,897
5,608	Stora Enso Oyj Class R	71,145
1,073	Svenska Cellulosa AB SCA Class B	14,266
811	UPM-Kymmene Oyj	24,380
2,474	West Fraser Timber Co. Ltd.	166,956

		375,676

Passenger Airlines – 0.0%
3,007	ANA Holdings, Inc.*	66,700
12,498	Deutsche Lufthansa AG*	122,980
2,964	Japan Airlines Co. Ltd.	56,643
5,077	Qantas Airways Ltd.*	21,924
4,767	Singapore Airlines Ltd.	22,587

		290,834

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.1%
706	Beiersdorf AG	$ 90,092
27,566	Haleon PLC	109,043
965	Kao Corp.	33,629
323	Kobayashi Pharmaceutical Co. Ltd.	18,282
851	Kose Corp.	85,298
1,303	L’Oreal SA	557,874
4,765	Shiseido Co. Ltd.	216,385
1,685	The Estee Lauder Cos., Inc. Class A	310,091
3,927	Unilever PLC	196,487

		1,617,181

Pharmaceuticals – 0.5%
9,414	Astellas Pharma, Inc.	148,950
2,881	AstraZeneca PLC	419,619
2,193	Bayer AG	122,392
8,268	Bristol-Myers Squibb Co.	532,790
2,849	Chugai Pharmaceutical Co. Ltd.	76,678
2,565	Daiichi Sankyo Co. Ltd.	83,412
1,649	Eisai Co. Ltd.	104,889
2,536	Eli Lilly & Co.	1,089,111
10,909	GSK PLC	183,099
5,885	Hikma Pharmaceuticals PLC	131,539
4,397	Ipsen SA	509,803
2,106	Jazz Pharmaceuticals PLC*	269,905
7,456	Johnson & Johnson	1,156,127
1,005	Kyowa Kirin Co. Ltd.	19,344
6,487	Merck & Co., Inc.	716,230
378	Merck KGaA	66,022
313	Nippon Shinyaku Co. Ltd.	14,359
4,432	Novartis AG	424,793
5,392	Novo Nordisk A/S Class B	867,739
3,015	Ono Pharmaceutical Co. Ltd.	56,378
4,616	Orion Oyj Class B	195,729
2,096	Otsuka Holdings Co. Ltd.	77,765
16,252	Pfizer, Inc.	617,901
1,763	Recordati Industria Chimica e Farmaceutica SpA	76,889
2,405	Roche Holding AG	769,876
1,963	Royalty Pharma PLC Class A	64,269
2,942	Sanofi	300,163
7,417	Takeda Pharmaceutical Co. Ltd.	236,054
22,590	Teva Pharmaceutical Industries Ltd. ADR*	162,648
1,681	UCB SA	146,805
28,638	Viatris, Inc.	262,038
1,332	Zoetis, Inc.	217,129

		10,120,445

Professional Services – 0.1%
441	Adecco Group AG*	13,178

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
425	Automatic Data Processing, Inc.	$ 88,821
891	BayCurrent Consulting, Inc.	32,567
1,223	Booz Allen Hamilton Holding Corp.	123,009
362	Broadridge Financial Solutions, Inc.	53,113
1,794	Bureau Veritas SA	45,590
336	Ceridian HCM Holding, Inc.*	20,782
1,749	Computershare Ltd.	25,392
403	CoStar Group, Inc.*	31,998
72	Equifax, Inc.	15,021
1,251	Experian PLC	44,138
642	Intertek Group PLC	33,200
406	Jacobs Solutions, Inc.	44,498
2,349	Leidos Holdings, Inc.	183,363
1,332	Paychex, Inc.	139,767
68	Paycom Software, Inc.	19,049
7,843	Persol Holdings Co. Ltd.	147,895
2,462	Randstad NV	120,775
7,422	Recruit Holdings Co. Ltd.	227,056
6,359	RELX PLC	198,875
4,252	Robert Half International, Inc.	276,465
3,125	SGS SA	277,364
3,721	SS&C Technologies Holdings, Inc.	204,506
235	Teleperformance	35,164
364	Thomson Reuters Corp.	46,286
325	Verisk Analytics, Inc.	71,211
1,605	Wolters Kluwer NV	183,330

		2,702,413

Real Estate Management & Development – 0.0%
2,954	CBRE Group, Inc. Class A*	221,314
4,947	City Developments Ltd.	24,685
6,574	CK Asset Holdings Ltd.	35,435
972	Daito Trust Construction Co. Ltd.	92,316
705	Daiwa House Industry Co. Ltd.	18,386
398	FirstService Corp.	57,816
4,334	Henderson Land Development Co. Ltd.	13,751
3,931	Hongkong Land Holdings Ltd.	16,850
3,677	Hulic Co. Ltd.	30,633
2,490	Mitsubishi Estate Co. Ltd.	28,515
1,295	Mitsui Fudosan Co. Ltd.	24,692
32,528	New World Development Co. Ltd.	77,711
799	Nomura Real Estate Holdings, Inc.	19,310
49,852	Sino Land Co. Ltd.	64,844
6,090	Sun Hung Kai Properties Ltd.	77,590
8,133	Swire Pacific Ltd. Class A	54,303
474	Swiss Prime Site AG	40,091

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
5,093	UOL Group Ltd.	$ 23,920
7,440	Wharf Real Estate Investment Co. Ltd.	36,706
1,801	Zillow Group, Inc. Class C*	82,144

		1,041,012

Residential REITs – 0.0%
978	American Homes 4 Rent Class A	33,526
321	AvalonBay Communities, Inc.	55,847
961	Camden Property Trust	100,396
401	Canadian Apartment Properties REIT	14,489
705	Equity LifeStyle Properties, Inc.	44,535
841	Equity Residential	51,133
227	Essex Property Trust, Inc.	49,045
1,436	Invitation Homes, Inc.	48,652
335	Mid-America Apartment Communities, Inc.	49,265
764	Sun Communities, Inc.	96,745
922	UDR, Inc.	36,576

		580,209

Retail REITs – 0.0%
16,556	CapitaLand Integrated Commercial Trust	24,488
46	Japan Metropolitan Fund Investment Corp.	32,527
2,123	Kimco Realty Corp.	39,021
2,526	Klepierre SA	57,401
3,020	Link REIT	17,561
1,237	Realty Income Corp.	73,527
1,116	Regency Centers Corp.	62,797
16,689	Scentre Group	29,409
362	Simon Property Group, Inc.	38,064
268	Unibail-Rodamco-Westfield*	12,331
24,768	Vicinity Ltd.	29,873

		416,999

Semiconductors & Semiconductor Equipment – 0.4%
2,781	Advanced Micro Devices, Inc.*	328,742
1,816	Advantest Corp.	232,560
936	Analog Devices, Inc.	166,318
3,310	Applied Materials, Inc.	441,223
149	ASM International NV	64,829
770	ASML Holding NV	556,961
1,080	Broadcom, Inc.	872,597
148	Disco Corp.	21,529
264	Enphase Energy, Inc.*	45,904
372	First Solar, Inc.*	75,501
1,129	Infineon Technologies AG	42,032
4,153	Intel Corp.	130,570
494	KLA Corp.	218,837

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
447	Lam Research Corp.	$ 275,665
2,023	Lattice Semiconductor Corp.*	164,490
1,348	Marvell Technology, Inc.	78,845
2,403	Microchip Technology, Inc.	180,850
954	Micron Technology, Inc.	65,063
263	Monolithic Power Systems, Inc.	128,846
6,156	NVIDIA Corp.	2,329,061
1,145	NXP Semiconductors NV	205,070
6,209	ON Semiconductor Corp.*	519,072
1,955	Qorvo, Inc.*	190,143
3,510	QUALCOMM, Inc.	398,069
7,939	Renesas Electronics Corp.*	128,494
1,204	Skyworks Solutions, Inc.	124,626
1,657	STMicroelectronics NV	72,124
3,036	SUMCO Corp.	43,215
2,163	Teradyne, Inc.	216,711
3,481	Texas Instruments, Inc.	605,276
1,131	Tokyo Electron Ltd.	153,822
761	Tower Semiconductor Ltd.*	31,446

		9,108,491

Software – 0.7%
1,518	Adobe, Inc.*	634,205
141	ANSYS, Inc.*	45,626
976	Atlassian Corp. Class A*	176,451
870	Autodesk, Inc.*	173,469
447	Bentley Systems, Inc. Class B	21,805
2,114	Black Knight, Inc.*	122,147
2,856	Cadence Design Systems, Inc.*	659,479
504	Check Point Software Technologies Ltd.*	62,904
264	Constellation Software, Inc.	538,309
126	Crowdstrike Holdings, Inc. Class A*	20,176
1,730	Dassault Systemes SE	76,271
769	Datadog, Inc. Class A*	72,986
2,751	DocuSign, Inc.*	155,156
11,407	Dropbox, Inc. Class A*	262,589
447	Fair Isaac Corp.*	352,089
4,248	Fortinet, Inc.*	290,266
10,260	Gen Digital, Inc.	179,960
306	HubSpot, Inc.*	158,505
984	Intuit, Inc.	412,414
21,879	Microsoft Corp.	7,184,845
2,712	Nemetschek SE	212,855
797	Open Text Corp.	33,136
3,479	Oracle Corp.	351,289
1,143	Palo Alto Networks, Inc.*	243,905
621	PTC, Inc.*	83,462
226	Roper Technologies, Inc.	102,654
2,108	Salesforce, Inc.*	470,885
1,629	SAP SE	213,604
603	ServiceNow, Inc.*	328,502

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
425	Splunk, Inc.*	$ 42,198
501	Synopsys, Inc.*	227,935
20,634	The Sage Group PLC	223,609
696	Trend Micro, Inc.	33,098
95	Tyler Technologies, Inc.*	37,711
1,670	VMware, Inc. Class A*	227,604
1,138	WiseTech Global Ltd.	55,309
326	Workday, Inc. Class A*	69,109
478	Xero Ltd.*	34,126
822	Zoom Video Communications, Inc. Class A*	55,181
104	Zscaler, Inc.*	14,090

		14,659,914

Specialized REITs – 0.0%
333	American Tower Corp.	61,418
363	Crown Castle, Inc.	41,095
316	Digital Realty Trust, Inc.	32,377
97	Equinix, Inc.	72,318
191	Extra Space Storage, Inc.	27,556
1,550	Gaming & Leisure Properties, Inc.	74,617
2,073	Iron Mountain, Inc.	110,740
209	Public Storage	59,210
147	SBA Communications Corp.	32,602
2,933	VICI Properties, Inc.	90,718
3,934	Weyerhaeuser Co.	112,748

		715,399

Specialty Retail – 0.3%
1,267	Advance Auto Parts, Inc.	92,352
291	AutoZone, Inc.*	694,570
6,297	Bath & Body Works, Inc.	221,906
4,587	Best Buy Co., Inc.	333,337
622	Burlington Stores, Inc.*	93,586
2,144	CarMax, Inc.*	154,818
1,899	Chewy, Inc. Class A*	56,001
394	Dick’s Sporting Goods, Inc.	50,239
298	Fast Retailing Co. Ltd.	69,666
13,824	Hennes & Mauritz AB Class B	172,720
5,319	Industria de Diseno Textil SA	177,951
97,605	JD Sports Fashion PLC	185,183
25,178	Kingfisher PLC	72,422
3,804	Lowe’s Cos., Inc.	765,098
396	Nitori Holdings Co. Ltd.	48,249
686	O’Reilly Automotive, Inc.*	619,671
1,129	Ross Stores, Inc.	116,987
3,768	The Home Depot, Inc.	1,068,040
4,786	The TJX Cos., Inc.	367,517
1,747	Tractor Supply Co.	366,154
855	Ulta Beauty, Inc.*	350,405
1,631	USS Co. Ltd.	26,505
4,643	Zalando SE*(a)	135,018

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
10,268	ZOZO, Inc.	$ 209,012

		6,447,407

Technology Hardware, Storage & Peripherals – 0.5%
49,864	Apple, Inc.	8,838,394
4,598	Brother Industries Ltd.	66,623
3,765	Canon, Inc.	93,323
772	Dell Technologies, Inc. Class C	34,593
496	FUJIFILM Holdings Corp.	30,313
15,287	Hewlett Packard Enterprise Co.	220,439
7,174	HP, Inc.	208,476
1,860	Logitech International SA	118,973
2,434	NetApp, Inc.	161,496
10,223	Ricoh Co. Ltd.	85,282
851	Seagate Technology Holdings PLC	51,145
3,609	Seiko Epson Corp.	54,731
814	Western Digital Corp.*	31,526

		9,995,314

Textiles, Apparel & Luxury Goods – 0.2%
1,253	Adidas AG	203,716
9,748	Burberry Group PLC	261,426
579	Cie Financiere Richemont SA Class A	92,186
351	Deckers Outdoor Corp.*	166,725
212	Hermes International	432,442
231	Kering SA	123,507
1,006	Lululemon Athletica, Inc.*	333,922
728	LVMH Moet Hennessy Louis Vuitton SE	636,511
2,341	Moncler SpA	159,322
3,447	NIKE, Inc. Class B	362,831
1,528	Pandora A/S	121,960
2,198	Puma SE	105,052
2,227	The Swatch Group AG	206,178
2,803	VF Corp.	48,268

		3,254,046

Tobacco – 0.0%
3,681	Altria Group, Inc.	163,510
6,703	British American Tobacco PLC	212,180
4,561	Imperial Brands PLC	96,150
4,309	Japan Tobacco, Inc.	93,956
4,686	Philip Morris International, Inc.	421,787

		987,583

Trading Companies & Distributors – 0.1%
1,537	AerCap Holdings NV*	87,732
551	Ashtead Group PLC	33,651
795	Brenntag SE	62,521

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,034	Bunzl PLC	$ 118,776
7,976	Fastenal Co.	429,508
870	Ferguson PLC	126,072
96	IMCD NV	14,471
5,486	ITOCHU Corp.	185,196
23,125	Marubeni Corp.	329,560
5,199	Mitsubishi Corp.	207,856
6,990	Mitsui & Co. Ltd.	220,255
12,169	MonotaRO Co. Ltd.	168,740
1,749	Reece Ltd.	20,628
6,369	Sumitomo Corp.	120,204
542	Toromont Industries Ltd.	41,923
213	United Rentals, Inc.	71,097
848	W.W. Grainger, Inc.	550,369
59	Watsco, Inc.	19,138

		2,807,697

Transportation Infrastructure – 0.0%
3,912	Getlink SE	66,562
9,362	Transurban Group	90,306

		156,868

Water Utilities – 0.0%
350	American Water Works Co., Inc.	50,557
880	Essential Utilities, Inc.	35,851
1,516	Severn Trent PLC	52,373
3,834	United Utilities Group PLC	48,352

		187,133

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	193,683
799	Rogers Communications, Inc. Class B	35,227
9,217	SoftBank Corp.	98,219
2,381	SoftBank Group Corp.	93,687
3,653	Tele2 AB Class B	33,241
1,228	T-Mobile US, Inc.*	168,543
162,775	Vodafone Group PLC	154,788

		777,388

TOTAL COMMON STOCKS (Cost $135,834,731)		$ 193,886,716

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
1,195	8.847%	$ 123,027
Volkswagen AG
541	23.745	67,777

		190,804

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Electronics – 0.0%
Sartorius AG
112	0.461%	$ 37,590

Household Products – 0.0%
Henkel AG & Co. KGaA
748	2.477	59,700

TOTAL PREFERRED STOCKS (Cost $299,864)		$ 288,094

Shares	Description	Value

Exchange Traded Funds – 77.0%
871,937	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 25,294,893
6,257,376	Goldman Sachs MarketBeta International Equity ETF(c)	312,430,784
5,746,249	Goldman Sachs MarketBeta U.S. Equity ETF(c)	328,110,818
1,763,259	iShares Core MSCI EAFE ETF	116,427,992
5,218,523	iShares Core MSCI Emerging Markets ETF	248,297,324
1,678,759	iShares MSCI EAFE Small-Cap ETF	97,686,986
1,262,779	Vanguard S&P 500 ETF	484,768,230

TOTAL EXCHANGE TRADED FUNDS (Cost $1,372,130,021)		$1,613,017,027

Shares	Dividend Rate	Value

Investment Company(c) – 8.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
184,464,910	5.003%	$ 184,464,910
(Cost $184,464,910)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 95.0% (Cost $1,692,729,526)		$1,991,656,747

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
35,250	5.003%	$ 35,250
(Cost $35,250)

TOTAL INVESTMENTS – 95.0% (Cost $1,692,764,776)		$1,991,691,997

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		104,128,464

NET ASSETS – 100.0%		$2,095,820,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	26,920,000	USD	19,783,862	06/21/23	$57,921
	GBP	205,000	USD	248,980	06/21/23	6,147
	USD	32,079,908	AUD	47,600,000	06/21/23	1,093,386
	USD	3,318,029	CHF	2,990,000	06/21/23	26,803
	USD	1,714,702	DKK	11,780,000	06/21/23	21,296
	USD	18,397,517	EUR	16,950,000	06/21/23	257,084
	USD	11,181,950	HKD	87,420,000	06/21/23	11,692
	USD	1,838,058	ILS	6,680,000	06/21/23	46,143
	USD	87,740,351	JPY	11,787,000,000	06/21/23	2,858,672
	USD	2,826,944	NOK	29,450,000	06/21/23	171,043
	USD	912,518	NZD	1,470,000	06/21/23	27,227
	USD	13,807,308	SEK	144,300,000	06/21/23	494,328
	USD	5,284,426	SGD	7,100,000	06/21/23	30,305

TOTAL						$5,102,047

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,330,000	USD	894,771	06/21/23	$(28,971)
	HKD	1,400,000	USD	179,080	06/21/23	(193)
	ILS	120,000	USD	33,509	06/21/23	(1,319)
	JPY	110,000,000	USD	851,287	06/21/23	(59,145)
	NOK	550,000	USD	52,961	06/21/23	(3,360)
	SEK	2,700,000	USD	260,433	06/21/23	(11,334)
	USD	37,603,790	CHF	34,990,000	06/21/23	(911,256)
	USD	10,575,874	DKK	73,750,000	06/21/23	(25,882)
	USD	119,291,503	EUR	111,880,000	06/21/23	(446,058)
	USD	60,655,110	GBP	50,515,000	06/21/23	(2,211,928)

TOTAL						$(3,699,446)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	1,912	06/16/23	$167,472,080	$(8,247,362)
S&P 500 E-Mini Index	745	06/16/23	156,096,125	8,870,711
S&P Toronto Stock Exchange 60 Index	316	06/15/23	54,777,989	(650,855)

TOTAL FUTURES CONTRACTS				$(27,506)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	12.548%	11/22/2023	11,050,000	$11,050,000	$305,809	$206,827	$98,982
Call CHF/Put SEK	MS & Co. Int. PLC	13.122	10/16/2023	25,640,000	25,640,000	102,785	484,833	(382,048)
Call JPY/Put KRW	MS & Co. Int. PLC	11.390	11/20/2023	1,012,141,000	1,012,141,000	24,409	130,775	(106,366)
Call USD/Put CAD	MS & Co. Int. PLC	1.456	11/17/2023	23,392,000	23,392,000	55,509	249,359	(193,850)
Call USD/Put KRW	MS & Co. Int. PLC	1,508.000	11/21/2023	8,474,000	8,474,000	22,371	126,686	(104,315)
Call USD/Put MXN	MS & Co. Int. PLC	23.942	11/20/2023	15,110,000	15,110,000	18,736	244,873	(226,137)
Call USD/Put NOK	MS & Co. Int. PLC	11.785	11/20/2023	7,004,000	7,004,000	104,556	122,920	(18,364)

				1,102,811,000	$1,102,811,000	$634,175	$1,566,273	$(932,098)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	77.470	10/16/2023	27,634,000	27,634,000	73,426	398,359	(324,933)
Put CAD/Call JPY	MS & Co. Int. PLC	89.940	11/20/2023	15,915,000	15,915,000	75,525	173,512	(97,987)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	11/23/2023	34,709,000	34,709,000	114,665	392,457	(277,792)

				78,258,000	$78,258,000	$263,616	$964,328	$(700,712)

Total purchased option contracts				1,181,069,000	$1,181,069,000	$897,791	$2,530,601	$(1,632,810)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$4,350.000	06/16/2023	(6)	$(2,610,000)	$(590)	$(2,858)	$2,268
Euro Stoxx 50 Index	4,400.000	06/16/2023	(32)	(14,080,000)	(1,334)	(12,661)	11,327
Euro Stoxx 50 Index	4,425.000	06/16/2023	(41)	(18,142,500)	(1,183)	(22,179)	20,996
Euro Stoxx 50 Index	4,450.000	06/16/2023	(32)	(14,240,000)	(650)	(10,807)	10,157
Euro Stoxx 50 Index	4,475.000	06/16/2023	(71)	(31,772,500)	(1,062)	(31,145)	30,082
Euro Stoxx 50 Index	4,425.000	07/21/2023	(38)	(16,815,000)	(6,946)	(19,732)	12,786
Euro Stoxx 50 Index	4,450.000	07/21/2023	(22)	(9,790,000)	(2,986)	(14,344)	11,357
Euro Stoxx 50 Index	4,475.000	07/21/2023	(31)	(13,872,500)	(3,082)	(13,303)	10,221
Euro Stoxx 50 Index	4,525.000	07/21/2023	(58)	(26,245,000)	(3,100)	(25,673)	22,573
Euro Stoxx 50 Index	4,475.000	08/18/2023	(7)	(3,132,500)	(1,818)	(4,091)	2,273

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
FTSE 100 Index	$ 7,775.000	06/16/2023	(1)	$(777,500)	$(50)	$(830)	$780
FTSE 100 Index	7,875.000	06/16/2023	(16)	(12,600,000)	(398)	(14,245)	13,847
FTSE 100 Index	8,025.000	06/16/2023	(6)	(4,815,000)	(75)	(3,362)	3,287
FTSE 100 Index	8,050.000	06/16/2023	(8)	(6,440,000)	(99)	(7,075)	6,976
FTSE 100 Index	8,100.000	06/16/2023	(8)	(6,480,000)	(99)	(4,681)	4,582
FTSE 100 Index	7,800.000	07/21/2023	(8)	(6,240,000)	(2,040)	(6,779)	4,739
FTSE 100 Index	7,975.000	07/21/2023	(20)	(15,950,000)	(1,493)	(15,437)	13,944
FTSE 100 Index	8,125.000	07/21/2023	(3)	(2,437,500)	(93)	(2,333)	2,240
FTSE 100 Index	8,200.000	07/21/2023	(1)	(820,000)	(19)	(814)	795
FTSE 100 Index	7,825.000	08/18/2023	(1)	(782,500)	(417)	(993)	576
Nikkei 225 Index	28,250.000	06/09/2023	(1)	(2,825,000)	(18,769)	(2,736)	(16,033)
Nikkei 225 Index	28,375.000	06/09/2023	(2)	(5,675,000)	(35,744)	(4,783)	(30,961)
Nikkei 225 Index	28,750.000	06/09/2023	(4)	(11,500,000)	(61,009)	(13,430)	(47,579)
Nikkei 225 Index	28,875.000	06/09/2023	(5)	(14,437,500)	(71,775)	(11,061)	(60,714)
Nikkei 225 Index	29,125.000	06/09/2023	(5)	(14,562,500)	(62,982)	(13,192)	(49,790)
Nikkei 225 Index	29,250.000	06/09/2023	(3)	(8,775,000)	(35,205)	(7,412)	(27,794)
Nikkei 225 Index	29,625.000	06/09/2023	(6)	(17,775,000)	(55,123)	(9,048)	(46,074)
Nikkei 225 Index	29,500.000	07/14/2023	(1)	(2,950,000)	(11,556)	(3,159)	(8,397)
Nikkei 225 Index	29,625.000	07/14/2023	(3)	(8,887,500)	(32,622)	(9,376)	(23,246)
Nikkei 225 Index	29,875.000	07/14/2023	(2)	(5,975,000)	(18,948)	(4,462)	(14,486)
Nikkei 225 Index	30,000.000	07/14/2023	(4)	(12,000,000)	(35,170)	(9,758)	(25,411)
Nikkei 225 Index	30,250.000	07/14/2023	(5)	(15,125,000)	(38,399)	(13,769)	(24,630)
Nikkei 225 Index	31,375.000	07/14/2023	(5)	(15,687,500)	(17,585)	(21,634)	4,049
Nikkei 225 Index	31,875.000	07/14/2023	(3)	(9,562,500)	(6,998)	(10,253)	3,255
Nikkei 225 Index	31,625.000	08/10/2023	(1)	(3,162,500)	(4,378)	(4,868)	490
Nikkei 225 Index	32,250.000	08/10/2023	(2)	(6,450,000)	(5,885)	(7,690)	1,805
S&P 500 Index	4,210.000	06/07/2023	(27)	(11,367,000)	(49,005)	(66,825)	17,820
S&P 500 Index	4,200.000	06/14/2023	(27)	(11,340,000)	(107,595)	(83,685)	(23,910)
S&P 500 Index	4,240.000	06/21/2023	(27)	(11,448,000)	(79,515)	(54,650)	(24,865)
S&P 500 Index	4,300.000	06/28/2023	(27)	(11,610,000)	(41,303)	(41,303)	—
S&P 500 Index	4,235.000	06/30/2023	(4)	(1,694,000)	(18,080)	(13,877)	(4,203)
S&P 500 Index	4,245.000	06/30/2023	(7)	(2,971,500)	(28,070)	(28,222)	152
S&P 500 Index	4,260.000	06/30/2023	(6)	(2,556,000)	(19,980)	(20,115)	135
S&P 500 Index	4,265.000	06/30/2023	(2)	(853,000)	(6,270)	(4,338)	(1,932)
S&P 500 Index	4,270.000	06/30/2023	(8)	(3,416,000)	(23,320)	(31,848)	8,528
S&P 500 Index	4,300.000	06/30/2023	(22)	(9,460,000)	(38,795)	(38,795)	—
S&P 500 Index	4,305.000	06/30/2023	(22)	(9,471,000)	(36,445)	(36,445)	—
S&P 500 Index	4,310.000	06/30/2023	(25)	(10,775,000)	(40,625)	(47,967)	7,342
S&P 500 Index	4,315.000	06/30/2023	(23)	(9,924,500)	(34,730)	(36,132)	1,402
S&P 500 Index	4,320.000	06/30/2023	(22)	(9,504,000)	(28,960)	(28,960)	—
S&P 500 Index	4,330.000	06/30/2023	(5)	(2,165,000)	(5,875)	(18,246)	12,371
S&P 500 Index	4,285.000	07/31/2023	(4)	(1,714,000)	(22,760)	(18,312)	(4,448)
S&P 500 Index	4,310.000	07/31/2023	(2)	(862,000)	(9,150)	(8,918)	(232)
S&P 500 Index	4,315.000	07/31/2023	(6)	(2,589,000)	(26,130)	(19,158)	(6,972)
S&P 500 Index	4,360.000	07/31/2023	(8)	(3,488,000)	(21,431)	(21,431)	—

			(736)	$(480,600,500)	$(1,177,721)	$(979,200)	$(198,522)

Puts
Euro Stoxx 50 Index	4,000.000	06/16/2023	(6)	(2,400,000)	(956)	(8,701)	7,745
Euro Stoxx 50 Index	4,075.000	06/16/2023	(16)	(6,520,000)	(4,002)	(13,588)	9,586
Euro Stoxx 50 Index	4,100.000	06/16/2023	(24)	(9,840,000)	(7,055)	(21,455)	14,400
Euro Stoxx 50 Index	4,150.000	06/16/2023	(20)	(8,300,000)	(8,188)	(10,802)	2,614
Euro Stoxx 50 Index	4,200.000	06/16/2023	(76)	(31,920,000)	(43,299)	(52,479)	9,180

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Euro Stoxx 50 Index	$ 4,225.000	06/16/2023	(35)	$(14,787,500)	$(23,569)	$(27,377)	$3,808
Euro Stoxx 50 Index	4,300.000	06/16/2023	(3)	(1,290,000)	(3,332)	(968)	(2,363)
Euro Stoxx 50 Index	4,125.000	07/21/2023	(22)	(9,075,000)	(16,108)	(18,083)	1,974
Euro Stoxx 50 Index	4,150.000	07/21/2023	(38)	(15,770,000)	(30,545)	(21,647)	(8,898)
Euro Stoxx 50 Index	4,175.000	07/21/2023	(44)	(18,370,000)	(38,848)	(37,164)	(1,684)
Euro Stoxx 50 Index	4,200.000	07/21/2023	(5)	(2,100,000)	(4,853)	(5,196)	343
Euro Stoxx 50 Index	4,250.000	07/21/2023	(39)	(16,575,000)	(45,897)	(21,500)	(24,398)
Euro Stoxx 50 Index	4,125.000	08/18/2023	(7)	(2,887,500)	(6,869)	(5,219)	(1,649)
FTSE 100 Index	7,200.000	06/16/2023	(1)	(720,000)	(355)	(2,157)	1,802
FTSE 100 Index	7,375.000	06/16/2023	(3)	(2,212,500)	(2,202)	(3,922)	1,720
FTSE 100 Index	7,450.000	06/16/2023	(5)	(3,725,000)	(5,225)	(5,696)	472
FTSE 100 Index	7,525.000	06/16/2023	(4)	(3,010,000)	(6,021)	(3,025)	(2,996)
FTSE 100 Index	7,600.000	06/16/2023	(3)	(2,280,000)	(6,381)	(1,957)	(4,425)
FTSE 100 Index	7,650.000	06/16/2023	(1)	(765,000)	(2,631)	(496)	(2,134)
FTSE 100 Index	7,675.000	06/16/2023	(14)	(10,745,000)	(40,665)	(14,787)	(25,878)
FTSE 100 Index	7,750.000	06/16/2023	(8)	(6,200,000)	(30,104)	(9,184)	(20,920)
FTSE 100 Index	7,400.000	07/21/2023	(8)	(5,920,000)	(11,892)	(7,575)	(4,317)
FTSE 100 Index	7,500.000	07/21/2023	(5)	(3,750,000)	(9,578)	(6,440)	(3,138)
FTSE 100 Index	7,550.000	07/21/2023	(7)	(5,285,000)	(15,325)	(7,555)	(7,771)
FTSE 100 Index	7,600.000	07/21/2023	(8)	(6,080,000)	(20,003)	(7,109)	(12,894)
FTSE 100 Index	7,650.000	07/21/2023	(3)	(2,295,000)	(8,583)	(4,354)	(4,229)
FTSE 100 Index	7,725.000	07/21/2023	(1)	(772,500)	(3,495)	(1,548)	(1,948)
FTSE 100 Index	7,325.000	08/18/2023	(1)	(732,500)	(1,698)	(1,203)	(495)
Nikkei 225 Index	25,875.000	06/09/2023	(1)	(2,587,500)	(29)	(4,714)	4,686
Nikkei 225 Index	26,125.000	06/09/2023	(2)	(5,225,000)	(72)	(9,115)	9,043
Nikkei 225 Index	26,625.000	06/09/2023	(4)	(10,650,000)	(172)	(9,805)	9,633
Nikkei 225 Index	26,875.000	06/09/2023	(5)	(13,437,500)	(251)	(13,876)	13,625
Nikkei 225 Index	27,250.000	06/09/2023	(5)	(13,625,000)	(287)	(10,960)	10,673
Nikkei 225 Index	27,750.000	06/09/2023	(3)	(8,325,000)	(215)	(4,248)	4,032
Nikkei 225 Index	27,875.000	06/09/2023	(4)	(11,150,000)	(287)	(10,860)	10,573
Nikkei 225 Index	28,250.000	06/09/2023	(2)	(5,650,000)	(187)	(3,917)	3,730
Nikkei 225 Index	27,000.000	07/14/2023	(1)	(2,700,000)	(452)	(3,308)	2,856
Nikkei 225 Index	27,500.000	07/14/2023	(3)	(8,250,000)	(1,873)	(8,175)	6,302
Nikkei 225 Index	27,625.000	07/14/2023	(2)	(5,525,000)	(1,292)	(7,812)	6,521
Nikkei 225 Index	28,000.000	07/14/2023	(4)	(11,200,000)	(3,302)	(13,606)	10,305
Nikkei 225 Index	28,250.000	07/14/2023	(5)	(14,125,000)	(4,845)	(11,932)	7,087
Nikkei 225 Index	29,250.000	07/14/2023	(5)	(14,625,000)	(9,510)	(11,532)	2,022
Nikkei 225 Index	29,875.000	07/14/2023	(3)	(8,962,500)	(8,613)	(7,474)	(1,139)
Nikkei 225 Index	29,125.000	08/10/2023	(1)	(2,912,500)	(2,835)	(3,317)	482
Nikkei 225 Index	29,625.000	08/10/2023	(2)	(5,925,000)	(7,536)	(6,622)	(915)
S&P 500 Index	4,030.000	06/07/2023	(27)	(10,881,000)	(7,695)	(98,108)	90,413
S&P 500 Index	4,025.000	06/14/2023	(27)	(10,867,500)	(30,915)	(93,940)	63,025
S&P 500 Index	4,060.000	06/21/2023	(27)	(10,962,000)	(58,455)	(155,642)	97,188
S&P 500 Index	4,130.000	06/28/2023	(27)	(11,151,000)	(134,515)	(134,516)	—
S&P 500 Index	3,940.000	06/30/2023	(7)	(2,758,000)	(12,110)	(46,844)	34,734
S&P 500 Index	3,955.000	06/30/2023	(1)	(395,500)	(1,860)	(8,779)	6,919
S&P 500 Index	3,975.000	06/30/2023	(3)	(1,192,500)	(6,165)	(24,268)	18,103
S&P 500 Index	4,005.000	06/30/2023	(14)	(5,607,000)	(33,390)	(86,671)	53,281
S&P 500 Index	4,010.000	06/30/2023	(4)	(1,604,000)	(9,780)	(18,829)	9,049
S&P 500 Index	4,045.000	06/30/2023	(5)	(2,022,500)	(14,600)	(36,301)	21,702
S&P 500 Index	4,055.000	06/30/2023	(2)	(811,000)	(6,130)	(13,158)	7,028
S&P 500 Index	4,120.000	06/30/2023	(22)	(9,064,000)	(109,255)	(109,255)	—
S&P 500 Index	4,125.000	06/30/2023	(22)	(9,075,000)	(112,661)	(112,661)	—
S&P 500 Index	4,130.000	06/30/2023	(22)	(9,086,000)	(115,539)	(115,539)	—

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$4,135.000	06/30/2023	(22)	$(9,097,000)	$(118,662)	$(118,662)	$—
S&P 500 Index	4,140.000	06/30/2023	(22)	(9,108,000)	(121,498)	(121,498)	—
S&P 500 Index	3,985.000	07/31/2023	(7)	(2,789,500)	(30,380)	(48,235)	17,855
S&P 500 Index	4,030.000	07/31/2023	(6)	(2,418,000)	(30,390)	(50,545)	20,155
S&P 500 Index	4,105.000	07/31/2023	(8)	(3,284,000)	(58,094)	(58,094)	—

			(734)	$(451,376,000)	$(1,451,531)	$(1,914,005)	$462,475

Total written option contracts			(1,470)	$(931,976,500)	$(2,629,252)	$(2,893,205)	$263,953

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$ 97.750	06/20/2023	899	$2,247,500	$5,619	$3,666,244	$(3,660,625)
Eurodollar Futures	95.875	06/20/2023	624	1,560,000	3,900	1,456,148	(1,452,248)
3M SOFR	96.625	06/13/2025	983	2,457,500	2,420,637	1,903,452	517,186
3M SOFR	97.250	03/14/2025	1,843	4,607,500	2,891,206	3,360,173	(468,966)
3M SOFR	95.250	09/13/2024	385	962,500	1,407,656	1,547,892	(140,236)
3M SOFR	95.125	06/14/2024	428	1,070,000	1,308,075	1,518,638	(210,563)
3M SOFR	97.750	06/14/2024	2,036	5,090,000	1,170,700	2,716,180	(1,545,480)
3M SOFR	97.250	12/13/2024	2,052	5,130,000	2,847,150	3,290,395	(443,245)
3M SOFR	97.250	09/13/2024	1,214	3,035,000	1,342,988	1,623,613	(280,626)
3M SOFR	97.250	06/14/2024	807	2,017,500	660,731	779,129	(118,398)
3M SOFR	95.000	03/15/2024	777	1,942,500	1,757,962	2,288,516	(530,554)
3M SOFR	97.750	03/15/2024	2,323	5,807,500	842,088	2,749,256	(1,907,169)
3M SOFR	97.500	12/15/2023	1,534	3,835,000	306,800	1,910,371	(1,603,571)
3M SOFR	96.500	03/14/2025	966	2,415,000	2,415,000	1,863,201	551,799
3M SOFR	96.250	12/13/2024	915	2,287,500	2,344,687	1,714,070	630,617
3M SOFR	96.000	09/13/2024	907	2,267,500	2,227,819	1,617,407	610,412
3M SOFR	97.250	09/15/2023	637	1,592,500	43,794	878,149	(834,355)
3M SOFR	96.625	09/12/2025	921	2,302,500	2,365,819	1,888,445	477,374

TOTAL			20,251	$50,627,500	$26,362,631	$36,771,279	$(10,408,648)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 33.1%
United States Treasury Bills(a)
$187,500,000	0.000%	11/02/23	$ 183,299,170
187,500,000	0.000	11/30/23	182,540,595
187,500,000	0.000	12/28/23	182,551,984
187,500,000	0.000	01/25/24	181,549,256

TOTAL U.S. TREASURY OBLIGATIONS (Cost $731,987,724)			$ 729,941,005

Shares	Dividend Rate	Value

Investment Company(b) – 58.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,297,335,589	5.003%	$1,297,335,589
(Cost $1,297,335,589)

TOTAL INVESTMENTS – 92.0% (Cost $2,029,323,313)		$2,027,276,594

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.0%		175,280,003

NET ASSETS – 100.0%		$2,202,556,597

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	8,690,000	USD	5,618,115	06/21/23	$38,878
	GBP	20,340,000	USD	24,462,013	06/21/23	851,567
	JPY	1,593,150,000	USD	11,421,451	06/21/23	51,294
	USD	5,752,663	AUD	8,690,000	06/21/23	95,670
	USD	45,974,681	CAD	62,140,000	06/21/23	173,478
	USD	15,322,610	EUR	14,040,000	06/21/23	296,552
	USD	40,461,270	JPY	5,424,780,000	06/21/23	1,395,821
	USD	157,009,726	NZD	253,990,000	06/21/23	4,047,095

TOTAL						$6,950,355

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	55,970,000	USD	41,290,671	06/21/23	$(37,157)
	CHF	48,980,000	USD	54,387,725	06/21/23	(473,265)
	EUR	14,040,000	USD	15,044,618	06/21/23	(18,560)
	GBP	93,160,000	USD	117,271,271	06/21/23	(1,331,588)
	JPY	9,084,100,000	USD	69,014,600	06/21/23	(3,597,304)
	NZD	63,920,000	USD	39,898,327	06/21/23	(1,403,222)
	USD	89,865,531	CAD	122,170,000	06/21/23	(181,670)
	USD	63,835,654	CHF	58,940,000	06/21/23	(1,042,220)
	USD	32,874,501	EUR	30,860,000	06/21/23	(152,860)
	USD	97,656,003	GBP	78,820,000	06/21/23	(437,232)

TOTAL						$(8,675,078)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7,809	09/20/23	$893,886,469	$2,128,366
S&P 500 E-Mini Index	6,317	06/16/23	1,323,569,425	26,525,150

Total				$28,653,516

Short position contracts:
20 Year U.S. Treasury Bonds	(1,230)	09/20/23	(157,862,812)	(3,033,207)
3M SOFR	(573)	09/17/24	(137,656,088)	803,671

Total				$(2,229,536)

TOTAL FUTURES CONTRACTS				$26,423,980

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$ 3,725.000	06/01/2023	409	$152,352,500	$4,090	$39,468	$(35,378)
S&P 500 Index	4,080.000	06/01/2023	2	816,000	110	2,662	(2,552)
S&P 500 Index	2,900.000	06/02/2023	505	146,450,000	1,263	50,094	(48,831)
S&P 500 Index	3,050.000	06/02/2023	553	168,665,000	1,383	51,271	(49,889)
S&P 500 Index	4,115.000	06/02/2023	2	823,000	650	2,562	(1,912)
S&P 500 Index	3,100.000	06/05/2023	506	156,860,000	1,265	47,046	(45,781)
S&P 500 Index	4,155.000	06/05/2023	2	831,000	2,770	3,222	(452)
S&P 500 Index	3,000.000	06/06/2023	499	149,700,000	3,743	29,163	(25,421)
S&P 500 Index	4,125.000	06/06/2023	2	825,000	2,110	2,175	(65)
S&P 500 Index	3,050.000	06/09/2023	499	152,195,000	11,228	45,284	(34,057)
S&P 500 Index	3,100.000	06/09/2023	991	307,210,000	29,730	103,057	(73,327)
S&P 500 Index	3,000.000	06/12/2023	498	149,400,000	13,695	42,703	(29,008)
S&P 500 Index	3,000.000	06/13/2023	498	149,400,000	17,430	35,234	(17,803)
S&P 500 Index	3,000.000	06/14/2023	498	149,400,000	23,655	40,765	(17,110)
S&P 500 Index	3,050.000	06/16/2023	498	151,890,000	34,860	42,704	(7,844)
S&P 500 Index	3,150.000	06/16/2023	493	155,295,000	43,137	47,205	(4,067)
S&P 500 Index	2,800.000	06/23/2023	476	133,280,000	27,370	40,817	(13,447)
S&P 500 Index	2,900.000	06/23/2023	488	141,520,000	34,160	39,406	(5,246)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
S&P 500 Index	$3,000.000	06/23/2023	471	$141,300,000	$42,390	$47,328	$(4,938)
S&P 500 Index	3,050.000	06/23/2023	471	143,655,000	45,922	45,098	824
S&P 500 Index	3,000.000	06/26/2023	476	142,800,000	46,410	58,488	(12,078)
S&P 500 Index	2,900.000	06/30/2023	467	135,430,000	52,537	47,050	5,487
S&P 500 Index	2,950.000	06/30/2023	466	137,470,000	53,590	49,279	4,311
S&P 500 Index	3,100.000	06/30/2023	473	146,630,000	73,315	76,035	(2,720)

Total purchased option contracts			10,243	$3,114,197,500	$566,813	$988,116	$(421,304)

Written option contracts
Puts
S&P 500 Index	3,750.000	06/01/2023	(1,974)	(740,250,000)	(14,805)	(272,412)	257,607
S&P 500 Index	3,810.000	06/02/2023	(1,979)	(753,999,000)	(64,318)	(381,947)	317,630
S&P 500 Index	3,860.000	06/05/2023	(1,968)	(759,648,000)	(103,320)	(389,664)	286,344
S&P 500 Index	3,905.000	06/06/2023	(1,945)	(759,522,500)	(175,050)	(268,410)	93,360
S&P 500 Index	3,910.000	06/07/2023	(1,940)	(758,540,000)	(281,300)	(228,920)	(52,380)

Total written option contracts			(9,806)	$(3,771,959,500)	$(638,793)	$(1,541,353)	$902,561

TOTAL			437	$(657,762,000)	$(71,980)	$(553,237)	$481,257

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$122.000	06/23/2023	(1,076)	$(1,076,000)	$(134,500)	$(412,192)	$277,693
U.S. Treasury Bonds	126.000	06/23/2023	(1,102)	(1,102,000)	(723,188)	(650,125)	(73,063)
U.S. Treasury Bonds	123.000	07/21/2023	(1,123)	(1,123,000)	(719,427)	(715,155)	(4,273)

TOTAL			(3,301)	$(3,301,000)	$(1,577,115)	$(1,777,472)	$200,357

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 39.5%
United States Treasury Bills
$50,000,000	0.000%	11/02/23	$ 48,879,779
50,000,000	0.000	11/30/23	48,677,492
50,000,000	0.000	12/28/23	48,680,529
50,000,000	0.000	01/25/24	48,413,135

TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,196,727)			$194,650,935

Shares	Dividend Rate	Value

Investment Company(b) – 57.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
282,833,455	5.003%	$282,833,455
(Cost $282,833,455)

TOTAL INVESTMENTS – 96.9% (Cost $478,030,182)		$477,484,390

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		15,230,879

NET ASSETS – 100.0%		$492,715,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated Issuer.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,472	09/29/23	$302,979,001	$581,770
5 Year U.S. Treasury Notes	1,516	09/29/23	165,362,438	948,804
S&P 500 E-Mini Index	15	06/16/23	3,142,875	32,647

TOTAL FUTURES CONTRACTS				$1,563,221

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,900.000	06/02/2023	121	$35,090,000	$303	$12,003	$(11,700)
S&P 500 Index	3,050.000	06/02/2023	121	36,905,000	303	11,218	(10,916)
S&P 500 Index	3,100.000	06/05/2023	123	38,130,000	308	11,436	(11,129)
S&P 500 Index	3,000.000	06/06/2023	120	36,000,000	900	7,013	(6,113)
S&P 500 Index	3,050.000	06/09/2023	120	36,600,000	2,700	10,890	(8,190)
S&P 500 Index	3,100.000	06/09/2023	240	74,400,000	7,200	24,968	(17,768)
S&P 500 Index	3,000.000	06/12/2023	121	36,300,000	3,328	10,376	(7,048)
S&P 500 Index	3,000.000	06/13/2023	121	36,300,000	4,235	8,561	(4,326)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
S&P 500 Index	$3,000.000	06/14/2023	121	$36,300,000	$5,748	$9,905	$(4,157)
S&P 500 Index	3,050.000	06/16/2023	121	36,905,000	8,470	10,376	(1,906)
S&P 500 Index	3,150.000	06/16/2023	120	37,800,000	10,500	11,490	(990)
S&P 500 Index	2,800.000	06/23/2023	120	33,600,000	6,900	10,290	(3,390)
S&P 500 Index	2,900.000	06/23/2023	119	34,510,000	8,330	9,609	(1,279)
S&P 500 Index	3,000.000	06/23/2023	119	35,700,000	10,710	11,958	(1,248)
S&P 500 Index	3,050.000	06/23/2023	119	36,295,000	11,602	11,394	208
S&P 500 Index	3,000.000	06/26/2023	121	36,300,000	11,797	14,868	(3,070)
S&P 500 Index	2,900.000	06/30/2023	117	33,930,000	13,162	11,788	1,375
S&P 500 Index	2,950.000	06/30/2023	118	34,810,000	13,570	12,478	1,092
S&P 500 Index	3,100.000	06/30/2023	120	37,200,000	18,600	19,290	(690)

Total purchased option contracts			2,402	$723,075,000	$138,666	$229,911	$(91,245)

Written option contracts
Puts
S&P 500 Index	3,750.000	06/01/2023	(483)	(181,125,000)	(3,623)	(66,654)	63,031
S&P 500 Index	3,810.000	06/02/2023	(487)	(185,547,000)	(15,828)	(93,991)	78,163
S&P 500 Index	3,860.000	06/05/2023	(482)	(186,052,000)	(25,305)	(95,436)	70,131
S&P 500 Index	3,905.000	06/06/2023	(475)	(185,487,500)	(42,750)	(65,550)	22,800
S&P 500 Index	3,910.000	06/07/2023	(468)	(182,988,000)	(67,860)	(55,224)	(12,636)

Total written option contracts			(2,395)	$(921,199,500)	$(155,366)	$(376,855)	$221,489

TOTAL			7	$(198,124,500)	$(16,700)	$(146,944)	$130,244

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – 8.4%
Sovereign – 8.4%
Federal Home Loan Banks
(SOFR + 0.105%)
$8,560,000	5.165	%(a)	07/21/23	$ 8,558,374
(SOFR + 0.110%)
14,310,000	5.170	(a)	08/18/23	14,305,850
(SOFR + 0.120%)
24,425,000	5.180	(a)	09/20/23	24,425,244
21,610,000	3.375		09/01/23	21,501,518
6,020,000	4.660		11/14/23	5,995,438
2,700,000	4.660		11/15/23	2,689,281
2,700,000	4.670		11/17/23	2,688,498
2,000,000	4.700		11/24/23	1,991,020
2,300,000	4.680		11/29/23	2,290,202
30,790,000	5.000	(b)	02/21/24	30,686,238
41,359,999	5.000	(b)(c)	02/21/24	41,221,444
29,425,000	5.165	(b)(c)	03/08/24	29,249,627
30,270,000	5.500	(b)	04/01/24	30,222,779
25,560,000	5.340	(b)	04/23/24	25,404,339
14,910,000	5.540	(b)	04/24/24	14,867,656
14,830,000	5.330	(b)	04/26/24	14,710,915
14,860,000	5.370	(b)	05/21/24	14,799,223
14,875,000	5.300	(b)	05/22/24	14,843,316
27,925,000	5.360	(b)	06/11/24	27,904,615
17,455,000	5.375	(b)	06/11/24	17,373,310
Federal Home Loan Mortgage Corp.
5,732,000	0.250		09/08/23	5,650,835
14,908,000	5.400	(b)	06/11/24	14,844,492
14,908,000	5.380	(b)	06/12/24	14,844,641
Federal National Mortgage Association
3,592,000	2.875		09/12/23	3,566,497
FFCB
11,650,000	5.070	(b)	01/11/24	11,623,321

TOTAL AGENCY DEBENTURES (Cost $397,520,714)				$ 396,258,673

Corporate Obligations(a) – 0.2%
Banks – 0.2%
Mizuho Bank Ltd.
(SOFR + 0.370%)
$2,500,000	5.430%		07/28/23	$ 2,500,723
(SOFR + 0.600%)
4,667,000	5.660		02/26/24	4,656,779

				7,157,502

U.S. Treasury Obligations – 4.0%
United States Treasury Bills(c)
$24,971,000	0.000%		08/31/23	$ 24,639,393
36,059,100	0.000		11/30/23	35,105,331
United States Treasury Notes(a)
(3MTreasury money market yield + 0.035%)
39,556,800	5.407	(d)	10/31/23	39,555,819
(3MTreasury money market yield - 0.015%)
41,600,000	5.357		01/31/24	41,587,368
(3MTreasury money market yield + 0.140%)
33,738,000	5.512		10/31/24	33,758,702

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes(a) – (continued)
(3MTreasury money market yield + 0.169%)
$15,812,800	5.410%	04/30/25	$ 15,818,029

TOTAL U.S. TREASURY OBLIGATIONS (Cost $190,391,853)			$ 190,464,642

Shares	Description	Value

Exchange Traded Funds – 3.6%
116,749	Alerian MLP ETF(e)	$ 4,375,752
44,367	iShares Core S&P 500 ETF	18,608,851
749,690	iShares Gold Trust	27,888,468
233,913	iShares iBoxx High Yield
	Corporate Bond ETF(e)	17,335,292
3,557,899	Sprott Physical Uranium
	Trust*	45,656,428
858,074	Utilities Select Sector SPDR
	Fund	55,714,745

TOTAL EXCHANGE TRADED FUNDS (Cost $175,963,987)		$ 169,579,536

Shares	Dividend Rate	Value

Investment Companies(f) – 31.0%
Goldman Sachs Energy Infrastructure Fund – Class R6
6,815,184	13.698%	$ 70,332,695
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,392,960,411	5.003	1,392,960,411
Goldman Sachs High Yield Floating Rate Fund - Class R6
1	11.946	5

TOTAL INVESTMENT COMPANIES (Cost $1,429,174,908)		$1,463,293,111

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 47.2% (Cost $2,200,218,462)		$2,226,753,464

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 50.5%
Certificates of Deposit – 16.7%
Banco Santander SA(a)
(SOFR + 0.490%)
$5,950,000	5.550%	02/09/24	$ 5,946,108
(SOFR + 0.710%)
23,667,000	5.770	04/19/24	23,682,305
Bank of America NA
7,592,000	5.440	02/08/24	7,573,765
Bank of Montreal
4,500,000	5.000	10/06/23	4,488,823

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Barclays Bank PLC(a)
(SOFR + 0.460%)
$16,028,000	5.520	%(g)	11/03/23	$ 16,027,279
(SOFR + 0.500%)
10,843,000	5.560		02/16/24	10,837,865
(SOFR + 0.700%)
4,300,000	5.760		10/04/23	4,304,745
Bayerische Landesbank
9,897,000	0.900		06/27/23	9,864,842
400,000	5.300		01/25/24	398,757
11,758,000	5.820		03/08/24	11,758,344
(SOFR + 0.635%)
8,400,000	5.695	(a)	01/11/24	8,409,082
BNP Paribas SA(a) (SOFR + 0.270%)
22,235,000	5.330		03/08/24	22,187,641
BPCE SA(a)(g) (SOFR + 0.370%)
14,000,000	1.000		11/01/23	13,995,842
Brighthouse Financial Short Term Funding LLC(a)(g)
(SOFR + 0.730%)
13,464,900	5.780		12/22/23	13,482,531
(SOFR + 0.750%)
14,774,000	4.570		09/05/23	14,790,832
Canadian Imperial Bank of Commerce
5,055,000	5.540		10/20/23	5,051,670
(SOFR + 0.700%)
15,300,000	5.760	(a)	07/12/23	15,311,291
CDP Financial, Inc.(a)(g) (SOFR + 0.800%)
7,466,000	5.850		11/01/23	7,479,413
Citibank N.A.
8,100,000	4.060		08/01/23	8,080,608
7,700,000	5.550		08/08/23	7,700,732
(SOFR + 0.700%)
4,209,000	5.760	(a)	12/13/23	4,216,366
Citigroup Global Markets, Inc.(a)(g) (SOFR + 0.650%)
3,368,000	5.700		09/21/23	3,371,519
Collateralized Commercial Paper FLEX Co. LLC(a)(g) (SOFR + 0.450%)
10,000,000	5.250		11/27/23	10,001,962
Commonwealth Bank of Australia(a)
(SOFR + 0.400%)
16,934,000	5.460		01/29/24	16,938,783
(SOFR + 0.500%)
18,234,000	5.560		04/26/24	18,237,043
Cooperatieve Rabobank UA
8,006,000	5.530		11/17/23	8,002,109
6,000,000	5.750		03/07/24	6,002,506
Credit Agricole Corporate & Investment Bank SA
8,768,000	5.530		11/03/23	8,756,263
7,884,000	5.510		11/21/23	7,872,255
Credit Industriel et Commercial(a) (SOFR + 0.380%)
4,477,000	5.440		11/16/23	4,477,949
DNB Bank ASA(a)(g) (SOFR + 0.400%)
9,379,000	4.700		01/17/24	9,379,073
Fairway Finance Co. LLC(a)(g) (SOFR + 0.220%)
24,585,000	5.280		08/08/23	24,578,387
Federation des Caisses Desjardins du Quebec(a)(g) (SOFR + 0.600%)
18,719,000	5.660		06/23/23	18,724,179

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
HSBC Bank USA NA(a)
(SOFR + 0.590%)
$8,795,000	5.650%		10/04/23	$ 8,800,671
(SOFR + 0.660%)
6,019,000	5.720		01/03/24	6,025,287
J.P. Morgan Securities LLC(g)
29,389,000	5.330		01/24/24	29,323,800
Landesbank Baden-Wuerttemberg
19,085,000	5.220		01/17/24	19,015,043
Lloyds Bank Corporate Markets PLC
4,894,000	5.530		02/14/24	4,882,740
(SOFR + 0.600%)
11,732,000	5.660	(a)	01/09/24	11,742,946
Macquarie Bank Ltd.(a)(g) (SOFR + 0.520%)
12,627,000	5.570		02/15/24	12,626,949
Matchpoint Finance PLC(a)
11,428,000	5.500		12/04/23	11,428,000
(SOFR + 0.430%)
13,534,000	5.490	(g)	11/27/23	13,532,537
Mizuho Bank Ltd.(a)
(SOFR + 0.450%)
5,878,000	5.510		01/24/24	5,875,731
(SOFR + 0.520%)
4,007,000	5.580		10/02/23	4,008,836
Natixis SA
1,218,000	4.290		09/08/23	1,213,365
Nordea Bank Abp(a)
(SOFR + 0.250%)
1,376,000	4.800	(g)	03/01/24	1,373,514
(SOFR + 0.450%)
3,148,000	5.510	(g)	01/18/24	3,148,920
(SOFR + 0.530%)
5,058,000	5.590		04/26/24	5,056,537
(SOFR + 0.610%)
8,273,000	5.670		01/04/24	8,282,570
(SOFR + 0.770%)
7,108,000	5.830		10/23/23	7,120,102
Old Line Funding LLC(a)(g) (SOFR + 0.380%)
13,326,000	5.180		11/25/23	13,327,106
Ridgefield Funding Co. LLC(a)(g) (SOFR + 0.350%)
14,917,000	5.400		09/13/23	14,916,762
Royal Bank of Canada
3,510,000	4.290		09/13/23	3,495,419
(SOFR + 0.700%)
3,794,000	5.760	(a)	03/27/24	3,799,349
(SOFR + 0.730%)
10,000,000	5.790	(a)(g)	08/08/23	10,009,536
Sheffield Receivables Co. LLC(a)(g) (SOFR + 0.300%)
21,506,000	1.000		07/25/23	21,509,948
Skandinaviska Enskilda Banken AB(a)
(SOFR + 0.560%)
3,400,000	5.620		09/13/23	3,402,977
(SOFR + 0.680%)
30,000,000	5.730	(g)	08/18/23	30,029,884
Standard Chartered Bank(a) (SOFR + 0.640%)
8,765,000	5.700		02/20/24	8,770,128
Standard Chartered Bank PLC
1,562,000	4.020		08/11/23	1,557,573

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Standard Chartered Bank PLC – (continued)
$1,500,000	5.230%		10/05/23	$ 1,498,407
8,600,000	5.600		12/01/23	8,588,693
Starbird Funding Corp.(a)(g) (SOFR + 0.500%)
24,463,000	5.560		10/04/23	24,470,559
Sumitomo Mitsui Banking Corp.
12,650,000	5.000		10/06/23	12,620,592
(SOFR + 0.300%)
6,685,000	5.360	(a)	03/07/24	6,670,509
(SOFR + 0.920%)
20,910,000	5.980	(a)	11/30/23	20,957,460
Sumitomo Mitsui Trust Bank Ltd.
5,000,000	0.050		06/16/23	4,999,656
Suncor Energy, Inc.
4,124,000	0.993		08/24/23	4,069,053
Svenska Handelsbanken(a)
(SOFR + 0.400%)
13,946,000	5.460		10/13/23	13,951,091
(SOFR + 0.560%)
7,000,000	5.620		09/08/23	7,006,572
(SOFR + 0.570%)
9,482,000	5.630		01/09/24	9,488,754
Swedbank AB(a)
(SOFR + 0.440%)
5,604,000	5.500		11/14/23	5,605,660
(SOFR + 0.700%)
2,075,000	5.760		06/05/23	2,075,176
The Bank of Nova Scotia(a)(g)
(SOFR + 0.390%)
2,358,000	5.450		02/13/24	2,355,985
(SOFR + 0.740%)
3,738,000	5.800		12/06/23	3,745,163
Thunder Bay Funding LLC(a)(g) (SOFR + 0.410%)
4,250,000	5.210		11/06/23	4,251,279
Toronto-Dominion Bank
1,468,000	4.770		01/17/24	1,467,567
22,440,000	5.250	(b)	01/25/24	22,357,723
Wells Fargo Bank NA (a) (SOFR + 0.610%)
14,843,000	5.670		04/19/24	14,845,776

				787,232,774

Commercial Paper(c) – 33.8%
3M Co.
15,931,000	0.000		09/07/23	15,704,063
Albion Capital Corp. SA/Albion Capital LLC
10,016,000	0.000		06/26/23	9,978,428
8,406,000	0.000		06/26/23	8,374,467
12,535,000	0.000		07/20/23	12,442,380
5,468,000	0.000		08/21/23	5,399,884
3,907,000	0.000		08/29/23	3,853,230
Alimentation Couche-Tard, Inc.
1,737,000	0.000		06/16/23	1,732,865
12,370,000	0.000		07/07/23	12,300,406
American Electric Power Co., Inc.
7,323,000	0.000		06/26/23	7,294,615
6,908,000	0.000		07/20/23	6,855,490
American Honda Finance Corp.
15,106,000	0.000		08/16/23	14,926,938

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
Antalis SA
$5,347,000	0.000%		07/13/23	$ 5,313,681
3,556,000	0.000		08/01/23	3,523,376
12,077,000	0.000		08/02/23	11,964,331
AT&T, Inc.
2,500,000	0.000		01/23/24	2,402,814
17,909,000	0.000		02/26/24	17,108,334
6,518,000	0.000		03/25/24	6,197,571
Atlantic Asset Securitization LLC
9,159,000	0.000		06/27/23	9,123,637
7,262,000	0.000		11/02/23	7,089,250
8,651,000	0.000		11/22/23	8,417,141
Barton Capital SA
8,438,000	0.000		09/15/23	8,300,840
BASF SE
7,363,000	0.000		06/26/23	7,335,747
14,751,000	0.000		08/21/23	14,573,393
6,865,000	0.000		12/18/23	6,649,588
BAT International Finance PLC
14,750,000	0.000		07/13/23	14,654,017
3,981,000	0.000		07/19/23	3,951,360
14,748,000	0.000		07/24/23	14,626,594
5,395,000	0.000		07/24/23	5,350,588
Bayer Corp.
10,000,000	0.000		07/10/23	9,940,589
10,000,000	0.000		07/10/23	9,940,589
15,265,000	0.000		09/14/23	15,011,364
BPCE SA
6,053,000	0.000		11/06/23	5,904,893
CAFCO LLC
19,277,000	0.000		09/07/23	18,988,245
Caisse d’Amortissement de la Dette Sociale
4,690,000	0.000		06/26/23	4,672,725
22,820,000	0.000		08/07/23	22,594,521
CDP Financial, Inc.
13,102,000	0.000		06/16/23	13,072,267
9,500,000	0.000		06/27/23	9,463,484
14,613,000	0.000		01/16/24	14,098,582
Chariot Funding LLC
6,700,000	0.000		07/13/23	6,658,290
Charlotte-Mecklenburg Schools
20,950,000	0.000		06/13/23	20,950,444
Coca-Cola Co.
1,592,000	0.000		05/22/24	1,508,280
Collateralized Commercial Paper FLEX Co. LLC(g)
5,567,000	0.000		11/17/23	5,561,082
Credit Industriel et Commercial(a)(g) (SOFR + 0.330%)
5,000,000	0.000		10/31/23	5,001,048
Dexia Credit Local SA
8,151,000	0.000		07/12/23	8,102,330
DNB Bank ASA
2,968,000	0.000		11/16/23	2,965,604
12,343,000	0.000		11/22/23	12,017,796
(SOFR + 0.340%)
3,500,000	0.000	(a)(g)	11/10/23	3,500,562
EIDP, Inc.
8,554,000	0.000		07/07/23	8,506,499
16,000,000	0.000		07/19/23	15,883,424

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
EIDP, Inc. – (continued)
$26,091,000	0.000%	08/21/23	$ 25,777,688
Entergy Corp.
11,641,000	0.000	08/17/23	11,502,883
Estee Lauder Cos., Inc.
29,700,000	0.000	10/13/23	29,104,701
Fairway Finance Co. LLC
1,288,000	0.000	07/10/23	1,280,530
Federation des Caisses Desjardins du Quebec
3,663,000	0.000	02/14/24	3,518,953
Fidelity National Information Services, Inc.
14,446,000	0.000	06/16/23	14,412,126
FMS Wertmanagement
25,841,000	0.000	06/12/23	25,798,104
13,845,000	0.000	07/03/23	13,781,328
Gotham Funding Corp.
17,803,000	0.000	07/17/23	17,681,138
7,970,000	0.000	08/08/23	7,888,122
4,419,000	0.000	12/01/23	4,294,778
GTA Funding LLC
11,488,000	0.000	07/06/23	11,428,446
3,833,000	0.000	07/31/23	3,798,675
Haleon U.K. Capital PLC
13,590,000	0.000	06/12/23	13,565,687
Henkel of America, Inc.
5,200,000	0.000	07/18/23	5,164,751
7,581,000	0.000	08/11/23	7,503,007
Honeywell International, Inc.
30,135,000	0.000	07/26/23	29,895,319
HSBC USA, Inc.
11,009,000	0.000	03/01/24	10,535,537
3,509,000	0.000	05/24/24	3,312,272
Jupiter Securitization Co. LLC
18,400,000	0.000	07/12/23	18,288,202
Kreditanstalt fuer Wiederaufbau
20,461,000	0.000	02/02/24	19,718,222
La Fayette Asset Securitization LLC
26,345,000	0.000	11/06/23	25,705,501
10,058,000	0.000	11/28/23	9,778,806
Liberty Street Funding LLC
21,169,000	0.000	11/10/23	20,640,300
Lime Funding LLC
15,000,000	0.000	06/14/23	14,970,267
7,385,000	0.000	08/24/23	7,290,841
Linde, Inc.
2,500,000	0.000	06/30/23	2,489,542
LMA-Americas LLC
12,447,000	0.000	10/13/23	12,189,861
4,208,000	0.000	10/18/23	4,117,750
14,435,000	0.000	11/03/23	14,088,526
12,000,000	0.000	11/14/23	11,690,382
15,477,000	0.000	11/21/23	15,059,810
L’Oreal SA
7,767,000	0.000	10/13/23	7,613,650
LVMH Moet Hennessy Louis Vuitton SE
13,500,000	0.000	01/03/24	13,063,016
3,000,000	0.000	03/25/24	2,867,451
7,706,000	0.000	05/20/24	7,300,671

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
Macquarie Bank Ltd.
$5,000,000	0.000%	01/30/24	$ 4,812,933
Manhattan Asset Funding Co. LLC(a)(g) (SOFR + 0.170%)
5,355,000	0.000	08/28/23	5,355,411
Marsh & McLennan Cos., Inc.
12,500,000	0.000	06/01/23	12,498,194
Matchpoint Finance PLC
4,532,000	0.000	08/10/23	4,484,154
MetLife Short Term Funding LLC
13,338,000	0.000	09/01/23	13,153,520
Mondelez International, Inc.
5,000,000	0.000	06/21/23	4,984,641
4,000,000	0.000	07/17/23	3,971,737
Nasdaq, Inc.
7,532,000	0.000	07/17/23	7,479,588
National Bank of Canada
9,086,000	0.000	10/31/23	8,876,511
National Bank of Kuwait SAKP
10,920,000	0.001	08/07/23	10,922,344
NatWest Markets PLC
6,549,000	0.000	10/10/23	6,414,335
Nestle Finance International Ltd.
20,917,000	0.000	09/01/23	20,642,607
NextEra Energy Capital Holdings, Inc.
10,000,000	0.000	06/21/23	9,968,057
Nieuw Amsterdam Receivables Corp. BV
7,161,000	0.000	06/14/23	7,146,761
Northrop Grumman Corp.
8,335,000	0.000	08/22/23	8,227,809
17,974,000	0.000	08/22/23	17,742,847
Nutrien Ltd.
4,490,000	0.000	06/07/23	4,485,416
5,000,000	0.000	07/14/23	4,966,707
Oesterreichische Kontrollbank AG
17,000,000	0.000	07/25/23	16,867,230
Pacific Life Short Term Funding LLC
3,300,000	0.000	06/20/23	3,290,648
Philip Morris International, Inc.
14,149,000	0.000	10/24/23	13,839,424
Podium Funding Trust
9,039,000	0.000	08/18/23	8,933,137
Procter & Gamble Co.
6,283,000	0.000	09/14/23	6,185,894
PSP Capital, Inc.
23,000,000	0.000	07/06/23	22,882,838
Pure Grove Funding
13,245,000	0.000	11/29/23	12,875,242
13,033,000	0.000	12/05/23	12,656,894
21,739,000	0.000	01/05/24	21,003,715
10,851,000	0.000	01/18/24	10,461,427
6,568,000	0.000	01/24/24	6,325,924
6,568,000	0.000	01/24/24	6,325,924
Reckitt Benckiser Treasury Services PLC
4,482,000	0.000	06/28/23	4,463,594
Regency Markets No. 1 LLC
30,000,000	0.000	06/20/23	29,914,650
Salisbury Receivables Co. LLC
13,017,000	0.000	07/17/23	12,929,819

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(c) – (continued)
Salisbury Receivables Co. LLC – (continued)
$20,021,000	0.000%	07/28/23	$ 19,854,720
3,063,000	0.000	08/04/23	3,034,314
Sanofi
15,902,000	0.000	10/13/23	15,588,035
14,850,000	0.000	10/13/23	14,556,805
15,698,000	0.000	02/02/24	15,120,697
Satellite
10,000,000	0.000	06/05/23	9,992,800
Societe Generale SA
14,028,000	0.000	11/15/23	13,670,239
15,305,000	0.000	02/09/24	14,707,517
Stanley Black & Decker, Inc.
5,527,000	0.000	06/14/23	5,515,619
Starbird Funding Corp.
3,603,000	0.000	08/10/23	3,565,118
Sumitomo Mitsui Trust Bank Ltd.
9,976,000	0.000	09/05/23	9,830,365
Suncor Energy, Inc.
20,000,000	0.000	07/13/23	19,869,853
TELUS Corp.
15,000,000	0.000	07/06/23	14,918,670
3,694,000	0.000	07/06/23	3,673,971
4,626,000	0.000	08/02/23	4,581,264
7,436,000	0.000	08/02/23	7,364,090
15,299,000	0.000	10/17/23	14,958,927
8,000,000	0.000	10/20/23	7,818,177
Thermo Fisher Scientific, Inc.
7,767,000	0.000	08/21/23	7,668,423
TotalEnergies Capital SA
16,154,000	0.000	11/27/23	15,700,880
Toyota Motor Credit Corp.
19,565,000	0.000	11/03/23	19,105,738
TransCanada PipeLines Ltd.
6,000,000	0.000	07/25/23	5,949,657
UnitedHealth Group, Inc.
22,881,000	0.000	06/15/23	22,831,291
Versailles Commercial Paper LLC
5,019,000	0.000	08/15/23	4,961,720
17,762,000	0.000	10/04/23	17,419,087
Victory Receivables Corp.
3,146,000	0.000	07/07/23	3,129,177
22,309,000	0.000	10/01/23	21,779,634
VW Credit, Inc.
4,000,000	0.000	06/22/23	3,986,961
Walt Disney Co.
8,012,000	0.000	06/27/23	7,981,444
2,811,000	0.000	07/11/23	2,794,506
Waste Management, Inc.
9,320,000	0.000	07/18/23	9,252,697

			1,593,176,817

TOTAL SHORT-TERM INVESTMENTS (Cost $2,381,602,780)			$2,380,409,591

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.7% (Cost $4,581,821,242)			$4,607,163,055

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,043,715	5.003%	$ 12,043,715
(Cost $ 12,043,715)

TOTAL INVESTMENTS – 97.9% (Cost $ 4,593,864,957)		$4,619,206,770

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		98,034,723

NET ASSETS – 100.0%		$4,717,241,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2023.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	6,519	09/20/23	$746,221,781	$1,853,429
2 Year U.S. Treasury Notes	6,021	09/29/23	1,239,291,147	(1,577,134)
5 Year U.S. Treasury Notes	4,112	09/29/23	448,529,250	(588,738)
Stoxx Europe 600 Index	962	06/16/23	23,218,608	(274,814)

TOTAL FUTURES CONTRACTS				$(587,257)

SWAP CONTRACTS — At May 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

SPGCCLP Index	0.080%	Citibank NA	07/31/23	$100,340,000	$(16,298,263)
TRGSPCS Index	0.210	JPMorgan Securities, Inc.	10/23/23	59,134,677	(507,347)

TOTAL					$(16,805,610)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Payments made quarterly.

PURCHASED OPTIONS CONTRACTS — At May 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXEP Index	BofA Securities LLC	$366.560	07/21/2023	388,383	$14,236,567,248	$281,643	$4,925,727	$(4,644,084)

TOTAL				388,383	$14,236,567,248	$281,643	$4,925,727	$(4,644,084)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
FFCB	— Federal Farm Credit Bank
LLC	— Limited Liability Company
MLP	— Master Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2023:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$321,750	$16,093,259	$—
Australia and Oceania	22,460	4,538,645	—
Europe	6,149,751	36,820,017	—
North America	129,892,064	48,179	591
Preferred Stocks	—	288,094	—
Securities Lending Reinvestment Vehicle	35,250	—	—
Exchange Traded Funds	1,613,017,027	—	—
Investment Company	184,464,910	—	—

Total	$1,933,903,212	$57,788,194	$591

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,102,047	$—
Futures Contracts(b)	8,870,711	—	—
Purchased Option Contracts	26,362,631	897,791	—

Total	$35,233,342	$5,999,838	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(3,699,446)	$—
Futures Contracts(b)	(8,898,217)	—	—
Written Option Contracts	(2,629,252)	—	—

Total	$(11,527,469)	$(3,699,446)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$729,941,005	$—	$—
Investment Company	1,297,335,589	—	—

Total	$2,027,276,594	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$6,950,355	$—
Futures Contracts(a)	29,457,187	—	—
Purchased Option Contracts	566,813	—	—

Total	$30,024,000	$6,950,355	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(8,675,078)	$—
Futures Contracts(a)	(3,033,207)	—	—
Written Option Contracts	(2,215,908)	—	—

Total	$(5,249,115)	$(8,675,078)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$194,650,935	$—	$—
Investment Company	282,833,455	—	—

Total	$477,484,390	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$1,563,221	$—	$—
Purchased Option Contracts	138,666	—	—

Total	$1,701,887	$—	$—

Liabilities
Written Option Contracts	$(155,366)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Agency Debentures	$—	$396,258,673	$—
U.S. Treasury Obligations	190,464,642	—	—
Corporate Obligations	—	7,157,502	—
Securities Lending Reinvestment Vehicle	12,043,715	—	—
Exchange Traded Funds	169,579,536	—	—
Investment Companies	1,463,293,111	—	—
Short-term Investments	—	2,380,409,591	—

Total	$1,835,381,004	$2,783,825,766	$—

Derivative Type

Assets
Futures Contracts(a)	$1,853,429	$—	$—
Purchased Option Contracts	—	281,643	—

Total	$1,853,429	$281,643	$—

Liabilities
Futures Contracts(a)	$(2,440,686)	$—	$—
Total Return Swap Contracts(a)	—	(16,805,610)	—

Total	$(2,440,686)	$(16,805,610)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Funds may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.